JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 97.7%(a)
Alabama — 1.9%
Education — 0.2%
Alabama Public School and College Authority, Capital Improvement
Series 2014-A, Rev., 5.00%, 2/1/2023	2,000	2,239
Series 2014-A, Rev., 5.00%, 2/1/2024	2,000	2,309
Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,305

		6,853

General Obligation — 0.2%
City of Birmingham
Series 2018B, GO, 4.00%, 12/1/2032	570	642
Series 2018B, GO, 4.00%, 12/1/2033	375	421
Series 2018B, GO, 4.00%, 12/1/2034	510	571
Series 2018B, GO, 4.00%, 12/1/2035	500	558
City of Huntsville
Series A, GO, 5.00%, 5/1/2030	2,765	3,457
Series A, GO, 5.00%, 5/1/2031	3,035	3,777

		9,426

Hospital — 0.0%(b)
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	367

Other Revenue — 0.2%
Montgomery County Public Building Authority, Warrants, Facilities Project
Rev., 5.00%, 3/1/2026	1,735	1,982
Rev., 5.00%, 3/1/2027	3,590	4,091
Rev., 5.00%, 3/1/2029	3,910	4,448

		10,521

Prerefunded — 0.0%(b)
County of Mobile, Improvement Warrants Series C, GO, 5.00%, 8/1/2029(c)	25	28

Special Tax — 0.0%(b)
Birmingham-Jefferson Civic Center Authority Series A, 5.00%, 7/1/2035	30	36

Utility — 1.3%
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023(d)	5,500	5,949
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024(d)	34,000	36,942
Series A, Rev., 5.00%, 4/1/2024	20,845	23,578

		66,469

Water & Sewer — 0.0%(b)
Water Works Board of the City of Birmingham (The) Series 2016A, Rev., 5.00%, 1/1/2030	150	183

Total Alabama		93,883

Alaska — 0.4%
General Obligation — 0.0%(b)
Municipality of Anchorage Series C, GO, 5.00%, 9/1/2028	1,675	2,142

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Alaska Industrial Development and Export Authority
Series 2019A, Rev., 5.00%, 10/1/2024	800	920
Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,555
Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,650
Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,758
Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,866
Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	9,000	9,575

		17,324

Total Alaska		19,466

Arizona — 1.8%
Certificate of Participation/Lease — 0.1%
State of Arizona COP, 5.00%, 9/1/2025	4,100	4,937

Education — 0.1%
Arizona State University
Series 2017B, Rev., 5.00%, 7/1/2034	920	1,128
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,224
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	858
Series 2018A, Rev., 5.00%, 7/1/2029	950	1,158

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of Arizona Rev., 5.00%, 6/1/2026	10	12
University of Arizona, Board of Regents Series 2012A, Rev., 5.00%, 6/1/2030	1,000	1,088

		5,468

General Obligation — 0.0%(b)
Maricopa County Dysart Unified School District No. 89 GO, NATL-RE, 5.25%, 7/1/2020	905	926
Maricopa County Unified School District No. 95, Queen Creek School Improvement
Series 2018, GO, 5.00%, 7/1/2028	225	272
Series 2018, GO, 5.00%, 7/1/2029	500	601
Pima County Elementary School District No. 39 Continental, Improvement Bonds, Project of 2010 Series B, GO, AGM, 3.75%, 7/1/2029	20	21

		1,820

Hospital — 0.1%
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2033	500	611
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,219
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,213
Yavapai County IDA, Hospital, Yavapai Regional Medical Center Series A, Rev., 5.25%, 8/1/2033	1,000	1,128

		4,171

Industrial Development Revenue/Pollution Control Revenue — 0.9%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2022	675	717
Series 2019A, Rev., 5.00%, 1/1/2023	610	664
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,639
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	2,042
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	2,161
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	2,157
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,760
Series 2019A, Rev., 5.00%, 1/1/2029	660	779
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	4,336
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	4,361
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	4,530
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	4,700
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	2,059
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	2,652
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	2,115
Series 2019A, Rev., 5.00%, 1/1/2037	500	576
Series 2019A, Rev., 5.00%, 1/1/2038	500	572
Series 2019A, Rev., 4.25%, 1/1/2039	545	582
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,406
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,978

		41,786

Other Revenue — 0.0%(b)
City of Cottonwood Series 2015, Rev., AGM, 5.00%, 7/1/2026	10	12
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,936

		1,948

Prerefunded — 0.1%
Arizona Board of Regents, Arizona State University Series 2012A, Rev., 5.00%, 7/1/2030(c)	725	795
City of Phoenix, Civic Improvement Corp., Airport, Junior Lien
Series A, Rev., 5.00%, 7/1/2023(c)	1,000	1,022
Series A, Rev., 5.00%, 7/1/2027(c)	2,000	2,045
County of Pima, Sewer System
Series B, Rev., 5.00%, 7/1/2022(c)	770	815
Series B, Rev., 5.00%, 7/1/2024(c)	1,000	1,060

		5,737

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.0%(b)
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,178

Utility — 0.3%
City of Mesa, Utility System Rev., NATL-RE, 5.00%, 7/1/2020	3,000	3,067
Salt River Project Agricultural Improvement and Power District, Electric System Series 2016A, Rev., 5.00%, 1/1/2036	7,000	8,492
Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Series A, Rev., 5.00%, 12/1/2028	1,005	1,080

		12,639

Water & Sewer — 0.2%
Arizona Water Infrastructure Finance Authority, Water Quality Series 2014A, Rev., 5.00%, 10/1/2026	5,910	6,940
City of Glendale, Water and Sewer, Senior Lien Rev., 5.00%, 7/1/2028	1,000	1,091
City of Scottsdale, Water and Sewer
Rev., 5.25%, 7/1/2021	1,430	1,523
Rev., 5.25%, 7/1/2023	1,875	2,145

		11,699

Total Arizona		91,383

Arkansas — 0.0%(b)
General Obligation — 0.0%(b)
State of Arkansas, Federal Highway GO, GRAN, 5.00%, 10/1/2025	10	12

California — 10.4%
Certificate of Participation/Lease — 0.3%
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, 0.00%, 8/1/2025	10,445	9,568
City of Aliso Viejo COP, 4.00%, 11/1/2031	50	60
County of San Joaquin COP, AGM, 5.00%, 11/15/2029	5	6
Irvine Ranch Water District COP, 5.00%, 3/1/2032	2,275	2,789
Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/1/2030	1,250	1,369

		13,792

Education — 0.6%
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 5.00%, 1/1/2028	1,000	1,224
Series 2015A, Rev., 5.00%, 1/1/2029	880	1,073
Series 2015A, Rev., 5.00%, 1/1/2030	1,185	1,438
Series 2015A, Rev., 5.00%, 1/1/2031	2,450	2,960
Series 2015A, Rev., 5.00%, 1/1/2032	2,000	2,409
Series 2015A, Rev., 4.00%, 1/1/2033	3,000	3,387
California Educational Facilities Authority, Pepperdine University Series 2012, Rev., 5.00%, 9/1/2024	315	348
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	181
Rev., 5.00%, 10/1/2027	150	185
Rev., 5.00%, 10/1/2028	150	188
California State University, Systemwide
Series 2015A, Rev., 5.00%, 11/1/2024	3,225	3,842
Series 2014A, Rev., 5.00%, 11/1/2030	2,285	2,697
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,554
University of California, Limited Project Series 2012G, Rev., 5.00%, 5/15/2029	5,615	6,147

		29,633

General Obligation — 4.5%
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	10,557
Brentwood Union School District GO, 5.00%, 8/1/2031	20	24
Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	53
City of Alameda GO, 4.00%, 8/1/2033	10	11
Counties of Fresno, Madera, Tulare and Kings, State Center Community College District GO, 5.25%, 8/1/2028	5,450	6,051

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Counties of Los Angeles and Orange, Rowland Unified School District, 2012 Election Series A, GO, 5.25%, 8/1/2043	2,750	3,126
County of Riverside, Murrieta Valley Unified School District GO, AGM, 5.00%, 9/1/2025	1,400	1,664
County of Sacramento, San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2027	1,670	1,907
GO, 5.00%, 8/1/2030	3,540	4,025
GO, 5.00%, 8/1/2031	4,000	4,541
County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, 0.00%, 8/1/2026	19,585	17,526
County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010
Series C, GO, 0.00%, 8/1/2023	2,000	1,910
Series C, GO, 0.00%, 8/1/2027	1,000	880
Cupertino Union School District, Election of 2001 Series 2011E, GO, 5.00%, 8/1/2020	20	20
Desert Community College District GO, 5.00%, 8/1/2031	2,250	2,819
Desert Sands Unified School District
GO, 5.00%, 8/1/2025	3,750	4,572
GO, 5.00%, 8/1/2026	1,750	2,130
Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,135
Dixon Unified School District GO, 5.00%, 8/1/2027	10	12
El Monte City School District GO, BAN, 0.00%, 4/1/2023	525	499
Huntington Beach Union High School District GO, 5.00%, 8/1/2026	10	11
Long Beach Community College District, Election of 2002, Capital Appreciation
Series D, GO, NATL-RE, 0.00%, 5/1/2020	3,265	3,248
Series D, GO, NATL-RE, 0.00%, 5/1/2021	4,365	4,284
Series D, GO, NATL-RE, 0.00%, 5/1/2022	5,265	5,093
Los Angeles Community College District
Series A, GO, 5.00%, 8/1/2030	9,000	10,527
Series A, GO, 5.00%, 8/1/2031	15,000	17,515
Series A, GO, 4.00%, 8/1/2033	2,300	2,542
Los Angeles Unified School District
Series C, GO, 5.00%, 7/1/2024	11,670	13,673
Series C, GO, 5.00%, 7/1/2025	36,915	43,216
Series C, GO, 5.00%, 7/1/2026	5,505	6,437
Los Angeles Unified School District, Election of 2008
Series M-1, GO, 5.00%, 7/1/2032	2,095	2,607
Series M-1, GO, 5.00%, 7/1/2033	4,305	5,345
Marysville Joint Unified School District GO, 5.00%, 8/1/2021	100	107
Menlo Park City School District, Crossover Capital Appreciation
GO, 0.00%, 7/1/2033	1,000	646
GO, 0.00%, 7/1/2035	725	425
GO, 0.00%, 7/1/2036	1,150	640
GO, 0.00%, 7/1/2037	1,950	1,034
GO, 0.00%, 7/1/2041	1,250	548
Oceanside Unified School District GO, 5.00%, 8/1/2024	5	6
Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	26
San Diego Unified School District, Election of 2012 Series F, GO, 4.00%, 7/1/2033	130	146
San Francisco Bay Area Rapid Transit District, Election of 2004 Series D, GO, 5.00%, 8/1/2030	3,000	3,625
Southwestern Community College District Series A, GO, 4.00%, 8/1/2038	1,000	1,134
State of California GO, 4.00%, 12/1/2024	15	17
State of California, Various Purpose
GO, 5.13%, 4/1/2023	5	5
GO, AMBAC, 5.00%, 2/1/2027	565	706
GO, 5.00%, 8/1/2030	24,000	28,292
GO, 4.00%, 9/1/2033	1,340	1,522
Temple City Unified School District GO, NATL-RE, 5.25%, 8/1/2022	6,580	7,065

		223,904

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.4%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2027	6,250	7,643
California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,509
California Health Facilities Financing Authority, Memorial Health Services Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,661
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.00%, 8/15/2025	2,000	2,133
Series 2016A, Rev., 5.00%, 11/15/2029	1,000	1,206
Series 2016A, Rev., 5.00%, 11/15/2030	500	601
Series 2016A, Rev., 3.25%, 11/15/2036	1,425	1,472
California Municipal Finance Authority, Community Medical Centers
Series 2017A, Rev., 5.00%, 2/1/2028	900	1,095
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,511

		21,831

Housing — 0.2%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	7,058
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	4,846

		11,904

Other Revenue — 0.9%
California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project Rev., 5.00%, 2/1/2023	15	17
California Infrastructure and Economic Development Bank, Refunding Academy Motion Picture Arts and Sciences
Series 2015A, Rev., 5.00%, 11/1/2024	1,630	1,874
Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,147
California State Public Works Board, California State University, Various Capital Projects Series C, Rev., 5.00%, 3/1/2032	3,025	3,705
California State Public Works Board, Department of Forestry and Fire Protection, Various Forestry Projects
Series C, Rev., AGM, 5.00%, 4/1/2022	2,785	2,794
Series C, Rev., AGM, 5.00%, 4/1/2024	2,105	2,111
California State Public Works Board, Department of General Services
Series F, Rev., 5.00%, 5/1/2026	3,100	3,696
Series F, Rev., 5.00%, 5/1/2027	5,000	5,951
Chula Vista Municipal Financing Authority
Rev., 5.00%, 5/1/2022	40	44
Series 2017, Rev., 5.00%, 5/1/2025	15	18
Golden State Tobacco Securitization Corp., Tobacco Settlement
Series A, Rev., 5.00%, 6/1/2032	4,000	4,711
Series A-1, Rev., 3.50%, 6/1/2036	7,045	7,174
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	510	619
Series A, Rev., 5.00%, 7/1/2026	475	577
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	10,056

		44,494

Prerefunded — 0.6%
California State Public Works Board, California State University, Various University Projects
Series 2013H, Rev., 5.00%, 9/1/2030(c)	5,130	5,905
Series 2013H, Rev., 5.00%, 9/1/2031(c)	8,275	9,524
County of Orange, Garden Grove Unified School District, 2010 Election Series C, GO, 5.00%, 8/1/2030(c)	1,390	1,593
Riverside County Transportation Commission, Limited Tax Series 2013A, Rev., 5.25%, 6/1/2033(c)	4,525	5,194

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Diego Community College District GO, 5.00%, 8/1/2024(c)	4,890	5,419
University of California, Limited Project Series G, Rev., 5.00%, 5/15/2029(c)	2,885	3,165

		30,800

Transportation — 0.2%
Los Angeles County, Metropolitan Transportation Authority Series A, Rev., 5.00%, 7/1/2030	4,925	6,215
San Francisco County Transportation Authority Rev., 3.00%, 2/1/2022	25	26
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2031	2,185	2,720
Rev., 5.00%, 3/1/2032	2,000	2,476
Rev., 5.00%, 3/1/2033	750	923

		12,360

Utility — 1.3%
Long Beach Bond Finance Authority, Natural Gas
Series A, Rev., 5.25%, 11/15/2021	2,500	2,679
Series A, Rev., 5.25%, 11/15/2022	9,545	10,550
Los Angeles Department of Water & Power Power System
Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,468
Series B, Rev., 5.00%, 7/1/2029	10,000	12,479
Series D, Rev., 5.00%, 7/1/2030	2,710	3,174
Series A, Rev., 5.00%, 7/1/2031	2,055	2,539
Series B, Rev., 5.00%, 7/1/2031	3,400	3,911
Series D, Rev., 5.00%, 7/1/2031	2,500	2,921
Series A, Rev., 5.00%, 7/1/2032	2,550	3,141
Series B, Rev., 5.00%, 7/1/2032	3,075	3,527
Series A, Rev., 5.00%, 7/1/2033	5,000	6,146
Series D, Rev., 5.00%, 7/1/2033	390	454
Series D, Rev., 5.00%, 7/1/2034	4,750	5,524
Series D, Rev., 5.00%, 7/1/2035	250	290
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2028	1,290	1,554
San Francisco City and County Public Utilities Commission, Water Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,837
San Mateo Joint Powers Financing Authority, Youth Services Campus Series A, Rev., 5.00%, 7/15/2027	25	31

		62,225

Water & Sewer — 1.4%
City of Los Angeles, Wastewater System
Series 2013A, Rev., 5.00%, 6/1/2026	12,500	14,185
Series C, Rev., 5.00%, 6/1/2026	2,000	2,194
City of Santa Rosa, Wastewater, Capital Appreciation Series B, Rev., AGM-CR, AMBAC, 0.00%, 9/1/2023	5,000	4,749
City of Vallejo, Water
Rev., NATL-RE, 5.00%, 5/1/2022	3,010	3,018
Rev., NATL-RE, 5.00%, 5/1/2023	3,160	3,168
Rev., NATL-RE, 5.00%, 5/1/2024	3,320	3,328
Rev., NATL-RE, 5.00%, 5/1/2025	3,490	3,499
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	802
San Diego County Water Authority
Series A, Rev., 5.00%, 5/1/2029	13,095	14,569
Series 2013A, Rev., 5.00%, 5/1/2030	10,000	11,111
Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,837
Santa Margarita/Dana Point Authority, Water District Improvement
Series A, Rev., 5.00%, 8/1/2031	950	1,193
Series A, Rev., 5.00%, 8/1/2032	1,030	1,290
Series A, Rev., 5.00%, 8/1/2033	1,455	1,819

		68,762

Total California		519,705

Colorado — 2.3%
Certificate of Participation/Lease — 0.1%
Adams County, Colorado Refunding and Improvement
COP, 5.00%, 12/1/2031	1,100	1,307
COP, 5.00%, 12/1/2034	500	591

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,500	1,756
State of Colorado Series 2018N, COP, 5.00%, 3/15/2028	75	94

		3,748

Education — 0.1%
Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL-RE, 5.00%, 3/1/2035	5,055	6,718

General Obligation — 1.1%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	50	56
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,853
GO, 5.50%, 12/15/2032	625	821
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2016A, GO, 5.00%, 12/15/2028	5,000	6,021
City of Englewood GO, 5.00%, 12/1/2029	15	19
City of Sheridan GO, 5.00%, 12/1/2024	15	18
Dawson Ridge Metropolitan District No.1
Series A, GO, 0.00%, 10/1/2022(c)	10,000	9,624
Series B, GO, 0.00%, 10/1/2022(c)	1,500	1,444
Debeque School District No. 49JT GO, 4.00%, 12/1/2024	10	11
Garfield County School District No. 16 Series A, GO, 5.00%, 12/1/2024	10	12
Jefferson County School District No. R-1
GO, 5.00%, 12/15/2020	18,325	19,057
GO, 5.00%, 12/15/2022	9,500	10,592
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	3,080
Snowmass-Wildcat Fire Protection District GO, 4.00%, 12/1/2020	15	15

		52,623

Hospital — 1.0%
Colorado Health Facilities Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	2,500	3,068
Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,227
Series A-1, Rev., 5.00%, 8/1/2032	2,000	2,443
Series A-2, Rev., 5.00%, 8/1/2032	2,000	2,443
Series A-1, Rev., 5.00%, 8/1/2034	1,865	2,263
Series A-2, Rev., 5.00%, 8/1/2034	2,000	2,427
Series A-1, Rev., 5.00%, 8/1/2035	2,500	3,023
Series A-2, Rev., 5.00%, 8/1/2035	2,000	2,418
Colorado Health Facilities Authority, SCL Health System
Series A, Rev., 5.00%, 1/1/2029	4,000	5,085
Series A, Rev., 5.00%, 1/1/2031	4,825	6,184
Series A, Rev., 5.00%, 1/1/2032	4,310	5,507
Series 2013A, Rev., 5.50%, 1/1/2035	4,500	5,153
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2020(c)	15	15
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., VRDO, 2.80%, 5/15/2023(d)	2,535	2,624
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,248
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,746
Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,653
Series 2019A, Rev., 5.00%, 12/1/2033	1,100	1,365

		49,892

Prerefunded — 0.0%(b)
University of Colorado, Enterprise System Series 2014A, Rev., 5.00%, 6/1/2027(c)	35	41

Transportation — 0.0%(b)
City and County of Denver, Airport System Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	28

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.0%(b)
City of Longmont, Electric and Broadband Utility Enterprise Rev., AGM, 5.00%, 12/1/2020	15	15

Water & Sewer — 0.0%(b)
City of Aurora, Water Revenue, Green Bonds Rev., 5.00%, 8/1/2024	15	18

Total Colorado		113,083

Connecticut — 1.1%
Education — 0.1%
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Issue Series N, Rev., 5.00%, 11/1/2025	4,165	4,733
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2022	1,030	1,069

		5,802

General Obligation — 0.8%
City of Derby Series A, GO, 5.00%, 8/1/2027	15	18
State of Connecticut
Series B, GO, AMBAC, 5.25%, 6/1/2020	6,000	6,122
Series 2019A, GO, 5.00%, 4/15/2025	6,925	8,164
Series 2019A, GO, 5.00%, 4/15/2028	4,700	5,873
Series 2019A, GO, 5.00%, 4/15/2030	4,000	5,037
Series 2014A, GO, 4.00%, 3/1/2034	40	43
Series 2019A, GO, 5.00%, 4/15/2034	3,450	4,280
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,588
Series 2016A, GO, 4.00%, 3/15/2036	60	66
Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,838
Series 2017A, GO, 4.00%, 4/15/2037	460	511
Series 2019A, GO, 4.00%, 4/15/2038	3,625	4,080
Town of East Haven Series 2016B, GO, 4.00%, 8/1/2024	25	28
Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	61

		40,709

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.50%, 8/15/2023	100	116
Series A, Rev., 5.00%, 8/15/2024	100	114
Series A, Rev., 5.00%, 8/15/2025	350	398
Series 2013A, Rev., 5.00%, 8/15/2026	150	170
Series 2013A, Rev., 5.00%, 8/15/2027	250	283
Series A, Rev., 5.00%, 8/15/2029	300	339

		1,420

Special Tax — 0.1%
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2015A, Rev., 5.00%, 8/1/2026	5,000	5,948
Series 2013A, Rev., 5.00%, 10/1/2029	25	28
Series 2016A, Rev., 5.00%, 9/1/2031	25	30
Series 2015A, Rev., 5.00%, 8/1/2032	15	18

		6,024

Transportation — 0.1%
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series A, Rev., 5.00%, 9/1/2030	2,000	2,293

Total Connecticut		56,248

Delaware — 0.6%
Education — 0.3%
University of Delaware
Rev., 5.00%, 11/1/2035	525	669
Rev., 5.00%, 11/1/2036	2,345	2,975
Rev., 5.00%, 11/1/2037	2,275	2,873
Rev., 5.00%, 11/1/2038	2,650	3,337
Rev., 5.00%, 11/1/2039	875	1,100
Rev., 5.00%, 11/1/2042	750	1,076
Rev., 5.00%, 11/1/2043	770	1,111

		13,141

General Obligation — 0.3%
State of Delaware
Series B, GO, 5.00%, 7/1/2022	4,000	4,397
Series B, GO, 5.00%, 7/1/2023	3,710	4,213

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series C, GO, 5.00%, 10/1/2025	1,000	1,214
Series 2018A, GO, 5.00%, 2/1/2027	2,160	2,708
Series 2018A, GO, 5.00%, 2/1/2029	1,350	1,722

		14,254

Prerefunded — 0.0%(b)
State of Delaware GO, 5.00%, 7/1/2023(c)	211	216

Transportation — 0.0%(b)
Delaware Transportation Authority Rev., 5.00%, 6/1/2021	150	159

Total Delaware		27,770

District of Columbia — 1.4%
General Obligation — 0.4%
District of Columbia
Series D, GO, 5.00%, 6/1/2028	1,500	1,873
Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,544
Series D, GO, 5.00%, 6/1/2030	4,000	4,898
Series A, GO, 5.00%, 6/1/2035	7,175	8,408
Series A, GO, 5.00%, 6/1/2036	4,200	4,913

		21,636

Other Revenue — 0.8%
District of Columbia Series 2019A, Rev., 5.00%, 3/1/2035	7,525	9,583
District of Columbia, Gallery Place Project 5.00%, 6/1/2022	10	11
District of Columbia, Income Tax Series A, Rev., 5.00%, 12/1/2022	5,000	5,095
District of Columbia, Kipp DC Issue
Rev., 5.00%, 7/1/2023	100	112
Rev., 5.00%, 7/1/2024	100	114
Rev., 5.00%, 7/1/2025	180	210
Rev., 5.00%, 7/1/2026	185	220
Rev., 5.00%, 7/1/2027	115	139
Rev., 5.00%, 7/1/2028	250	306
Rev., 5.00%, 7/1/2029	230	286
District of Columbia, Kipp DC Project Series 2017B, Rev., 4.00%, 7/1/2020	105	106
Washington Convention and Sports Authority
Series 2018A, Rev., 5.00%, 10/1/2025	1,750	2,105
Series A, Rev., 5.00%, 10/1/2026	5,005	6,161
Series A, Rev., 5.00%, 10/1/2027	5,000	6,288
Series 2018A, Rev., 5.00%, 10/1/2028	4,535	5,670
Series A, Rev., 5.00%, 10/1/2029	3,150	3,915

		40,321

Transportation — 0.2%
Metropolitan Washington Airports Authority Series C, Rev., 5.00%, 10/1/2021	30	32
Washington Metropolitan Area Transit Authority
Series B, Rev., 5.00%, 7/1/2029	5	6
Series A-1, Rev., 5.00%, 7/1/2030	5,185	6,413
Rev., 5.00%, 7/1/2034	5	6
Washington Metropolitan Area Transit Authority, Gross Transit Bonds Series A-1, Rev., 5.00%, 7/1/2024	2,935	3,422

		9,879

Total District of Columbia		71,836

Florida — 2.7%
Certificate of Participation/Lease — 0.4%
Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	20,331

Education — 0.3%
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019B, Rev., 5.00%, 7/1/2032	1,315	1,622
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,813
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 2.63%, 12/15/2024(e)	300	302
Series A, Rev., 4.00%, 12/15/2029(e)	265	290
Series A, Rev., 5.00%, 12/15/2039(e)	305	351
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2020	110	113
Rev., 5.00%, 10/1/2021	110	117
Rev., 5.00%, 10/1/2022	110	120
Rev., 5.00%, 10/1/2023	125	139
Florida State Department of Education
Series 2018A, Rev., 5.00%, 7/1/2024	1,025	1,195
Series A, Rev., 5.00%, 7/1/2025	2,375	2,840
Series A, Rev., 5.00%, 7/1/2026	3,385	4,146

		13,048

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 1.0%
County of Miami-Dade
Series A, GO, 5.00%, 7/1/2036	3,000	3,784
Series A, GO, 5.00%, 7/1/2037	6,030	7,567
County of Miami-Dade, Building Better Communities Program
Series A, GO, 5.00%, 7/1/2033	2,835	3,402
Series 2016A, GO, 5.00%, 7/1/2034	5,355	6,407
Florida State Board of Education, Public Education Capital Outlay
Series 2008E, GO, 5.00%, 6/1/2020	4,740	4,831
Series A, GO, 5.00%, 6/1/2023	4,500	4,631
Series D, GO, 5.00%, 6/1/2024	14,600	15,438
Series A, GO, 5.00%, 6/1/2025	1,250	1,286

		47,346

Hospital — 0.2%
Brevard County Health Facilities Authority, Health First, Inc. Project
Rev., 5.00%, 4/1/2022	1,000	1,083
Rev., 5.00%, 4/1/2024	1,250	1,432
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	4,197
Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	3,149

		9,861

Industrial Development Revenue/Pollution Control Revenue — 0.1%
County of Escambia, Pollution Control, Gulf Power Company Project Rev., 2.60%, 6/1/2023	6,500	6,731

Other Revenue — 0.0%(b)
City of Jacksonville Series 2016A, Rev., 5.00%, 10/1/2027	100	121
County of Escambia Rev., 5.00%, 10/1/2025	15	18
County of Palm Beach Rev., 5.00%, 5/1/2038	1,545	1,832

		1,971

Prerefunded — 0.4%
Florida State Board of Education, Public Education Capital Outlay Series 2010B, GO, 5.13%, 6/1/2040(c)	150	153
Hillsborough County School Board, Master Lease Program Series 2012A, COP, 5.00%, 7/1/2028(c)	15,705	17,240
JEA Electric System
Series A, Rev., 5.00%, 10/1/2027(c)	2,130	2,436
Series D, Rev., 5.00%, 10/1/2028(c)	10	11

		19,840

Transportation — 0.1%
State of Florida Department of Transportation Turnpike System Series 2019B, Rev., 5.00%, 7/1/2033(f)	5,000	6,398

Utility — 0.2%
County of Manatee, Public Utilities
Series 2017, Rev., 5.00%, 10/1/2028	535	675
Series 2017, Rev., 5.00%, 10/1/2031	815	1,014
County of Miami-Dade, Transit System Rev., 4.00%, 7/1/2034	35	39
Florida Municipal Power Agency, St. Lucie Project Series A, Rev., 5.00%, 10/1/2020	5,000	5,157
JEA Electric System Series A, Rev., 5.00%, 10/1/2023(c)	1,395	1,595

		8,480

Water & Sewer — 0.0%(b)
City of Tampa, Water and Sewer Improvement System Rev., 5.00%, 10/1/2023	500	535

Total Florida		134,541

Georgia — 3.0%
Education — 0.4%
Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2023	645	726
Rev., 5.00%, 6/15/2024	580	672
Rev., 5.00%, 6/15/2025	650	772
Rev., 5.00%, 6/15/2026	500	608
Rev., 5.00%, 6/15/2027	500	620
Rev., 5.00%, 6/15/2028	500	630
Rev., 5.00%, 6/15/2029	500	641
Rev., 5.00%, 6/15/2030	500	634
Rev., 5.00%, 6/15/2031	800	1,011
Rev., 3.00%, 6/15/2032	1,175	1,233
Rev., 5.00%, 6/15/2033	1,660	2,084
Rev., 5.00%, 6/15/2034	1,125	1,409

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 6/15/2035	1,250	1,562
Rev., 4.00%, 6/15/2036	1,000	1,137
Rev., 4.00%, 6/15/2037	1,500	1,699
Rev., 4.00%, 6/15/2039	1,785	2,010
Private Colleges and Universities Authority, Emory University Series A, Rev., 5.00%, 10/1/2043	2,005	2,259

		19,707

General Obligation — 0.2%
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	725	880
GO, 5.00%, 8/1/2032	750	908
GO, 5.00%, 8/1/2033	690	834
Polk School District, Sales Tax GO, 5.00%, 3/1/2025	360	428
State of Georgia
Series E, GO, 5.00%, 12/1/2023	20	23
Series A-2, GO, 5.00%, 2/1/2029	5,020	6,243

		9,316

Hospital — 0.0%(b)
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series 2017A, Rev., 5.00%, 2/15/2028	115	139

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Monroe County Development Authority, Gulf Power Co. Plant Scherer Project Rev., VRDO, 2.00%, 6/25/2020(d)	6,000	6,022

Prerefunded — 0.1%
Barrow County School District
GO, 5.00%, 2/1/2025(c)	310	323
GO, 5.00%, 2/1/2026(c)	245	256
Camden County Public Service Authority, City of St. Mary’s Project
Rev., 5.00%, 12/1/2021(c)	1,005	1,044
Rev., 5.00%, 12/1/2022(c)	1,960	2,035
Rev., 5.00%, 12/1/2023(c)	1,000	1,038

		4,696

Transportation — 0.2%
City of Atlanta, Airport Series 2011A, Rev., 5.00%, 1/1/2020	9,500	9,529

Utility — 1.1%
Main Street Natural Gas, Inc., Gas Project Series A, Rev., 5.50%, 9/15/2021	1,475	1,576
Main Street Natural Gas, Inc., Gas Supply
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023(d)	12,000	13,039
Series 2019B, Rev., 4.00%, 12/2/2024(d)	34,400	38,319

		52,934

Water & Sewer — 0.9%
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2029	2,110	2,496
Rev., 5.00%, 11/1/2030	4,250	5,007
City of Columbus, Georgia Water and Sewerage
Series 2014A, Rev., 5.00%, 5/1/2027	445	514
Series 2014A, Rev., 5.00%, 5/1/2028	595	686
Rev., 5.00%, 5/1/2031	280	336
Rev., 5.00%, 5/1/2034	350	418
Rev., 5.00%, 5/1/2035	350	417
County of DeKalb, Water and Sewerage
Series B, Rev., 5.25%, 10/1/2022	4,810	5,357
Series B, Rev., 5.25%, 10/1/2023	8,660	9,961
Series B, Rev., 5.25%, 10/1/2026	5,500	6,888
County of Fulton, Water and Sewerage Rev., 5.00%, 1/1/2022	7,000	7,288
County of Henry, Water and Sewerage Authority Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2028	5,000	6,434

		45,802

Total Georgia		148,145

Hawaii — 0.8%
General Obligation — 0.7%
City and County of Honolulu
Series 2017D, GO, 5.00%, 9/1/2023	20	23
Series C, GO, 5.00%, 10/1/2025	3,000	3,628
Series B, GO, 5.00%, 10/1/2027	8,695	10,451
Series C, GO, 5.00%, 10/1/2027	3,000	3,606
State of Hawaii
Series FE, GO, 5.00%, 10/1/2027	1,315	1,623
Series FG, GO, 5.00%, 10/1/2028	2,500	3,074
Series EH, GO, 5.00%, 8/1/2029	6,000	6,788

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series FW, GO, 5.00%, 1/1/2032	5,000	6,353

		35,546

Transportation — 0.1%
State of Hawaii, Highway Fund Rev., 5.00%, 1/1/2020	5,915	5,932

Total Hawaii		41,478

Idaho — 0.2%
Transportation — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., GRAN, 5.00%, 7/15/2025	2,550	3,037
Series A, Rev., GRAN, 5.00%, 7/15/2026	4,800	5,851

		8,888

Total Idaho		8,888

Illinois — 3.5%
Education — 0.0%(b)
Illinois Finance Authority, University of Chicago Series A, Rev., 5.00%, 10/1/2029	1,750	1,862

General Obligation — 1.0%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	358
City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	100	105
City of Country Club Hills GO, 4.00%, 12/1/2021	40	42
City of Decatur
Series 2014, GO, 4.00%, 3/1/2020	70	70
GO, AGM, 5.00%, 3/1/2028	15	17
Cook County Community College District No. 527 Morton GO, 4.00%, 12/15/2019	20	20
Cook County High School District No. 204, Lyons Township GO, 5.00%, 12/15/2019	20	20
Cook County Township High School District No. 227 Rich Township GO, 4.00%, 12/1/2019	35	35
County of Cook, School District No. 122 GO, AGM-CR, NATL-RE, 0.00%, 12/1/2021(c)	5,000	4,866
County of Cook, Township High School District No. 205 Series 2016A, GO, 5.00%, 12/1/2024	15	18
County of DuPage, Courthouse Project
GO, 5.00%, 1/1/2028	255	306
GO, 5.00%, 1/1/2029	730	872
Kane County Community Unit School District No. 101 GO, 5.00%, 1/1/2020	20	20
Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	24
Kane, Cook and DuPage Counties School District No. 46, Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,885
State of Illinois
GO, 5.00%, 2/1/2020	50	50
GO, 5.00%, 5/1/2022	160	171
Series 2018A, GO, 5.00%, 10/1/2022	180	195
GO, 5.00%, 3/1/2023	10	11
GO, 5.00%, 5/1/2023	120	131
Series 2018A, GO, 4.00%, 5/1/2024	50	53
GO, 5.00%, 3/1/2025	80	85
GO, 5.00%, 6/1/2027	25	28
Series 2017D, GO, 5.00%, 11/1/2027	16,800	19,334
Series 2016, GO, 5.00%, 1/1/2028	150	169
Series 2012, GO, 4.13%, 3/1/2028	30	31
Series 2017D, GO, 5.00%, 11/1/2028	11,770	13,458
Series 2014, GO, 4.50%, 2/1/2029	450	479
Series A, GO, 5.00%, 5/1/2030	35	40
GO, 4.13%, 11/1/2031	40	42
Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	170
Village of Bolingbrook, Capital Appreciation Series C, GO, NATL-RE, 0.00%, 1/1/2023	2,195	2,063
Village of Schaumburg Series A, GO, 4.00%, 12/1/2019	20	20
Will County, Community Unit School District No. 365-U
GO, 4.00%, 1/1/2030	975	1,073
GO, 4.00%, 1/1/2033	1,000	1,088
GO, 3.00%, 7/1/2036	1,700	1,749

		49,098

Hospital — 0.0%(b)
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2025	400	467

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	49
Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,170

		1,686

Other Revenue — 1.9%
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2020	75	75
Rev., 5.00%, 1/1/2021	200	205
Rev., 5.00%, 1/1/2022	20	21
City of Chicago, Pilsen Redevelopment Project Series 2014A, Rev., 5.00%, 6/1/2022	1,000	1,079
County of Cook Rev., 5.00%, 11/15/2031	3,600	4,321
Illinois Sports Facilities Authority (The)
Rev., 5.00%, 6/15/2028	2,000	2,425
Rev., 5.00%, 6/15/2029	2,500	3,057
Rev., 5.00%, 6/15/2030	1,500	1,831
Sales Tax Securitization Corp.
Series C, Rev., 5.50%, 1/1/2030	18,250	22,766
Series C, Rev., 5.50%, 1/1/2031	26,360	32,677
Series C, Rev., 5.25%, 1/1/2034	22,520	27,059
State of Illinois Series D, Rev., 5.00%, 6/15/2024	40	45
State of Illinois, Sales Tax, Junior Obligation
Rev., 5.00%, 6/15/2020	100	101
Rev., 5.00%, 6/15/2023	40	44

		95,706

Special Tax — 0.1%
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	703
Rev., AGM, 4.00%, 3/1/2027	375	431
Rev., AGM, 4.00%, 3/1/2028	1,000	1,130

		2,264

Transportation — 0.1%
Illinois State Toll Highway Authority Series A, Rev., 5.00%, 12/1/2022	3,010	3,334

Utility — 0.3%
City of Springfield, Senior Lien Electric
Rev., 5.00%, 3/1/2027	4,500	5,234
Rev., 5.00%, 3/1/2028	4,000	4,638
Rev., AGM, 3.50%, 3/1/2030	3,500	3,700

		13,572

Water & Sewer — 0.1%
City of Chicago, 2nd Lien Water, Project
Rev., 5.00%, 11/1/2021	1,500	1,595
Rev., 5.00%, 11/1/2027	1,000	1,141
Rev., 5.00%, 11/1/2030	500	565
City of Chicago, 2nd Lien, Water Project Rev., 5.00%, 11/1/2022	600	658
City of Chicago, Wastewater Transmission Rev., 5.00%, 1/1/2022	700	749

		4,708

Total Illinois		172,230

Indiana — 1.8%
Education — 0.3%
Brownsburg 1999 School Building Corp., First Mortgage Rev., 5.00%, 1/15/2028	10	12
Greenfield Middle School Building Corp.
Rev., 4.00%, 7/15/2033	245	273
Rev., 4.00%, 1/15/2035	550	610
Hamilton Southeastern Consolidated School Building Corp., First Mortgage Series B-2, Rev., 4.00%, 7/15/2023	5	5
Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2022	20	22
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 5.00%, 10/1/2024	1,000	1,160
Rev., 5.00%, 10/1/2025	675	801
Indiana University
Series A, Rev., 5.00%, 6/1/2028	2,000	2,186
Series A, Rev., 5.00%, 6/1/2032	1,000	1,089
Michigan City School Building Corp. Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,687
Plainfield Community High School Building Corp.
Rev., 5.00%, 1/15/2022	285	307
Rev., 5.00%, 7/15/2023	750	846
Rev., 5.00%, 7/15/2024	1,255	1,456
Purdue University, Student Fee Series DD, Rev., 5.00%, 7/1/2026	1,000	1,233

		15,687

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.0%(b)
Pike Township Metropolitan School District GO, 2.00%, 1/15/2020	25	25

Hospital — 0.2%
Indiana Finance Authority, Franciscan Alliance, Inc. Obligated Group Series 2016B, Rev., 5.00%, 11/1/2026	10	12
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2030	500	622
Series A, Rev., 5.00%, 11/1/2031	1,020	1,264
Series A, Rev., 5.00%, 11/1/2032	530	654
Series A, Rev., 5.00%, 11/1/2033	1,110	1,366
Series A, Rev., 5.00%, 11/1/2034	760	932
Series A, Rev., 5.00%, 11/1/2035	665	813
Series A, Rev., 4.00%, 11/1/2036	230	256
Series A, Rev., 4.00%, 11/1/2037	335	370
Series A, Rev., 4.00%, 11/1/2038	340	374
Series A, Rev., 4.00%, 11/1/2039	355	389

		7,052

Other Revenue — 0.8%
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2020	50	51
Series B, Rev., 5.00%, 7/1/2023	1,000	1,119
Series B, Rev., 5.00%, 7/1/2025	1,500	1,755
Series B, Rev., 5.00%, 7/1/2027	500	606
Series B, Rev., 5.00%, 7/1/2030	670	825
Series B, Rev., 5.00%, 7/1/2032	735	897
Series B, Rev., 4.00%, 7/1/2034	805	886
Series B, Rev., 4.00%, 7/1/2035	685	751
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,095	1,256
Rev., 5.00%, 2/1/2025	500	573
Indiana Bond Bank, Hamilton Co. Projects
Series 2019B, Rev., 0.00%, 7/15/2024	220	203
Series 2019B, Rev., 0.00%, 1/15/2025	200	182
Series 2019B, Rev., 0.00%, 7/15/2025	450	405
Series 2019B, Rev., 0.00%, 1/15/2026	370	327
Series 2019B, Rev., 0.00%, 7/15/2026	370	324
Series 2019B, Rev., 0.00%, 1/15/2027	325	280
Series 2019B, Rev., 0.00%, 7/15/2027	320	272
Series 2019B, Rev., 0.00%, 1/15/2028	450	376
Series 2019B, Rev., 0.00%, 7/15/2028	450	371
Series 2019B, Rev., 0.00%, 1/15/2029	560	451
Series 2019B, Rev., 0.00%, 7/15/2029	735	585
Series 2019B, Rev., 0.00%, 1/15/2030	750	584
Series 2019B, Rev., 0.00%, 7/15/2030	740	568
Indiana Finance Authority, State Revolving Fund Program Series C, Rev., 5.00%, 2/1/2021	18,805	18,924
Indiana Finance Authority, State Revolving Fund Program, Green Bonds Series A, Rev., 5.00%, 2/1/2027	1,000	1,184
Indianapolis Local Public Improvement Bond Bank Series B, Rev., 6.00%, 1/10/2020	275	276
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2019F, Rev., 5.00%, 1/1/2030	1,265	1,613
Series 2019F, Rev., 5.00%, 1/1/2031	915	1,160
Series 2019F, Rev., 5.00%, 1/1/2032	880	1,111
Series 2019F, Rev., 5.00%, 1/1/2033	1,760	2,214
Series 2019F, Rev., 5.00%, 1/1/2035	665	832
Yorktown Redevelopment Authority, Property Tax Lease Rev., 4.00%, 1/15/2026	35	39

		41,000

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prerefunded — 0.2%
Indiana Finance Authority, State Revolving Fund Program
Series 2011A, Rev., 5.00%, 2/1/2030(c)	5,205	5,633
Series C, Rev., 5.00%, 2/1/2030(c)	3,000	3,356

		8,989

Utility — 0.3%
City of Rockport, Indiana Michigan Power Company Project Series A, Rev., 3.05%, 6/1/2025	11,600	12,387
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series D, Rev., 5.00%, 1/1/2021	725	756
Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,396

		14,539

Water & Sewer — 0.0%(b)
City of Evansville, Waterworks District
Series 2014B, Rev., 5.00%, 1/1/2022	325	350
Series 2014B, Rev., 5.00%, 1/1/2023	375	402
City of Greensburg Rev., 3.00%, 5/1/2025	100	108
Indiana State Finance Authority, Wastewater Utility, First Lien Series 2101A, Rev., 5.25%, 10/1/2031	1,000	1,068

		1,928

Total Indiana		89,220

Iowa — 0.7%
Certificate of Participation/Lease — 0.2%
County of Linn
COP, 4.00%, 6/1/2030	490	560
COP, 4.00%, 6/1/2031	745	845
COP, 4.00%, 6/1/2032	1,455	1,638
COP, 4.00%, 6/1/2033	1,615	1,811
COP, 4.00%, 6/1/2034	700	784
COP, 4.00%, 6/1/2035	575	641

		6,279

General Obligation — 0.0%(b)
County of Linn Series 2019B, GO, 3.00%, 6/1/2020	15	15
County of Linn, Land and Water Legacy Series 2019A, GO, 3.00%, 6/1/2020	100	101

		116

Other Revenue — 0.0%(b)
State of Iowa, Vision Iowa Special Fund Rev., 5.50%, 2/15/2020	500	504

Prerefunded — 0.5%
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2026(c)	5,420	5,769
Rev., 5.00%, 8/1/2029(c)	12,905	13,735
Iowa Finance Authority, State Revolving Fund, Green Bonds Series 2016, Rev., 5.00%, 8/1/2028(c)	5,220	6,460

		25,964

Total Iowa		32,863

Kansas — 0.8%
General Obligation — 0.1%
Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2034	790	963
Johnson & Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,354
Wyandotte County Unified School District No. 203 Series A, GO, 5.00%, 9/1/2041	1,000	1,219

		5,536

Transportation — 0.7%
Kansas State Department Transportation Highway
Series 2009A, Rev., 5.00%, 9/1/2020	7,000	7,202
Series 2015B, Rev., 5.00%, 9/1/2029	5,150	6,135
Series B, Rev., 5.00%, 9/1/2030	8,000	9,500
Series B, Rev., 5.00%, 9/1/2035	4,625	5,462
Kansas Turnpike Authority Series A, Rev., 5.00%, 9/1/2022	3,800	3,908

		32,207

Utility — 0.0%(b)
Wyandotte County-Kansas City Unified Government, Kansas International Speedway Corp. Project Rev., 5.00%, 12/1/2020	30	31

Total Kansas		37,774

Kentucky — 0.8%
Hospital — 0.2%
Kentucky Economic Development Finance Authority, Commonspirit Health

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A-1, Rev., 5.00%, 8/1/2031	1,250	1,534
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,221
Series A-1, Rev., 5.00%, 8/1/2035	500	605
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,897
Series A, Rev., 5.00%, 6/1/2037	2,795	3,200

		8,457

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,448

Other Revenue — 0.1%
Jefferson County Capital Projects Corp. Series A, Rev., AGM, 4.25%, 6/1/2022	1,000	1,003
Kentucky State Property and Buildings Commission, Project No. 84
Rev., NATL-RE, 5.00%, 8/1/2021	1,000	1,060
Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,286

		3,349

Prerefunded — 0.1%
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects Series A, Rev., 5.00%, 7/1/2027(c)	5,145	5,455

Utility — 0.3%
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024(d)	16,750	18,241

Total Kentucky		38,950

Louisiana — 1.5%
Education — 0.0%(b)
Louisiana Public Facilities Authority, Tulane University Project Series 2016A, Rev., 5.00%, 12/15/2027	160	195
Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2036	75	79

		274

General Obligation — 0.4%
State of Louisiana
Series 2012A, GO, 5.00%, 8/1/2020	25	26
Series 2012C, GO, 5.00%, 7/15/2022	15	16
Series A, GO, 5.00%, 2/1/2023	25	28
Series 2019A, GO, 5.00%, 3/1/2035	13,000	16,339
Series 2019A, GO, 5.00%, 3/1/2038	3,470	4,313

		20,722

Housing — 0.4%
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	23	22
Louisiana Public Facilities Authority, Multi-Family Housing Series 1990A, Rev., 0.00%, 2/1/2020(c)	18,150	18,109

		18,131

Other Revenue — 0.5%
Louisiana Public Facilities Authority Series B, Rev., 0.00%, 12/1/2019(c)	18,000	18,000
Parish of East Baton Rouge, Road and Street Improvement Sales Tax
Rev., AGC, 5.00%, 8/1/2020	4,270	4,282
Rev., AGC, 5.00%, 8/1/2021	2,125	2,131

		24,413

Utility — 0.0%(b)
City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2043	1,400	1,545

Water & Sewer — 0.2%
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	370	422
Series C, Rev., 5.00%, 12/1/2024	510	596
Series 2018C, Rev., 5.00%, 12/1/2025	835	999
Series 2018C, Rev., 5.00%, 12/1/2026	500	609
Series 2018C, Rev., 5.00%, 12/1/2028	400	504
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	376
Series C, Rev., 5.00%, 12/1/2029	1,500	1,879

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	623
Series 2016B, Rev., 5.00%, 12/1/2031	75	89
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	621
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	551
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	372

		7,641

Total Louisiana		72,726

Maine — 0.0%(b)
Other Revenue — 0.0%(b)
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	760	940

Transportation — 0.0%(b)
Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2024	70	82

Total Maine		1,022

Maryland — 5.1%
Certificate of Participation/Lease — 0.2%
Baltimore County, Equipment Acquisition Program Series 2019, COP, 5.00%, 3/1/2027	9,585	11,885

Education — 0.1%
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,100
Rev., 4.00%, 7/1/2036	1,000	1,097

		2,197

General Obligation — 4.0%
Baltimore County, Consolidated Public Improvement
GO, 5.00%, 8/1/2026	1,400	1,682
GO, 5.00%, 3/1/2028	4,930	6,295
GO, 5.00%, 3/1/2029	5,540	7,040
GO, 5.00%, 3/1/2030	6,335	8,000
Baltimore County, Metropolitan District
GO, 5.00%, 3/1/2027	4,830	6,042
GO, 5.00%, 3/1/2029	5,500	6,989
GO, 5.00%, 3/1/2030	5,665	7,153
GO, 5.00%, 3/1/2031	6,125	7,701
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,526
County of Anne Arundel, General Improvements
GO, 5.00%, 4/1/2025	3,000	3,583
GO, 5.00%, 4/1/2026	4,300	5,130
GO, 5.00%, 10/1/2026	6,285	7,788
GO, 5.00%, 10/1/2027	6,000	7,596
GO, 5.00%, 10/1/2034	3,375	4,084
GO, 5.00%, 10/1/2035	2,395	2,892
GO, 5.00%, 10/1/2037	3,540	4,252
County of Anne Arundel, Water and Sewer
GO, 5.00%, 10/1/2026	2,260	2,801
GO, 5.00%, 10/1/2027	2,260	2,861
GO, 5.00%, 10/1/2034	1,875	2,269
GO, 5.00%, 10/1/2035	1,925	2,324
County of Charles, Public Improvement GO, 5.00%, 10/1/2025	2,995	3,624
County of Howard, Consolidated Public Improvement
Series 2018A, GO, 5.00%, 2/15/2027	5,435	6,791
Series A, GO, 5.00%, 2/15/2029	6,605	8,386
Series D, GO, 5.00%, 2/15/2030	4,780	6,031
County of Howard, Public Improvement Series A, GO, 4.00%, 2/15/2020	25	25
County of Prince George’s, Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	13
Montgomery County, Consolidated Public Improvement
Series 2017C, GO, 5.00%, 10/1/2026	5,000	6,199
Series A, GO, 5.00%, 11/1/2026	4,150	5,155
State of Maryland, State and Local Facilities Loan of 2010 Series B, GO, 5.00%, 3/1/2021	5,000	5,048
State of Maryland, State and Local Facilities Loan of 2017
Series B, GO, 5.00%, 8/1/2024	3,120	3,659
Series A, GO, 5.00%, 3/15/2028	5,280	6,583
Series A, GO, 4.00%, 3/15/2030	22,225	25,713
Series A, GO, 5.00%, 3/15/2031	1,920	2,364
State of Maryland, State and Local Facilities Loan of 2018
Series 2018A, GO, 5.00%, 3/15/2026	10,015	12,258

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, GO, 5.00%, 3/15/2029	4,225	5,373

		196,230

Other Revenue — 0.3%
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	16,490

Prerefunded — 0.1%
State of Maryland, State and Local Facilities Loan of 2015
Series 2015A, GO, 5.00%, 8/1/2024(c)	505	575
Series A, GO, 5.00%, 3/1/2026(c)	4,625	5,197

		5,772

Transportation — 0.4%
State of Maryland Department of Transportation
Rev., 5.00%, 10/1/2025	14,645	17,720
Rev., 5.00%, 10/1/2027	2,000	2,472

		20,192

Total Maryland		252,766

Massachusetts — 4.2%
Education — 0.2%
Massachusetts Development Finance Agency, Suffolk University
Rev., 5.00%, 7/1/2029	440	546
Rev., 5.00%, 7/1/2030	720	888
Rev., 5.00%, 7/1/2031	620	760
Rev., 5.00%, 7/1/2032	770	942
Rev., 5.00%, 7/1/2033	800	975
Rev., 5.00%, 7/1/2034	550	669
Massachusetts Health and Educational Facilities Authority, Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,959

		9,739

General Obligation — 1.8%
Commonwealth of Massachusetts
Series 2015D, GO, 4.00%, 9/1/2029	9,460	10,695
Series A, GO, 5.00%, 3/1/2032	1,000	1,141
Series A, GO, 5.00%, 7/1/2036	3,535	4,147
Commonwealth of Massachusetts, Consolidated Loan of 2004 Series B, GO, 5.25%, 8/1/2023	10,000	11,475
Commonwealth of Massachusetts, Consolidated Loan of 2006 Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	6,067
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	13,125	14,620
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	11,229
Series 2017A, GO, 5.00%, 4/1/2033	10,000	12,234
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series B, GO, 5.00%, 1/1/2027	10,000	12,439
Massachusetts State Construction Series A, GO, 5.00%, 3/1/2031	2,250	2,571

		86,618

Hospital — 0.0%(b)
Massachusetts Development Finance Agency, Covenant Health Systems Obligated Group Issue Rev., 4.00%, 7/1/2020	15	15

Other Revenue — 0.2%
Massachusetts School Building Authority, Sales Tax Series B, Rev., 5.00%, 8/15/2028	10,000	11,004

Prerefunded — 1.2%
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series D, GO, 5.00%, 10/1/2024(c)	11,890	12,731
Commonwealth of Massachusetts, Consolidated Loan of 2014
Series F, GO, 5.00%, 11/1/2026(c)	10,000	11,102
Series F, GO, 5.00%, 11/1/2027(c)	32,950	36,582

		60,415

Transportation — 0.7%
Massachusetts Bay Transportation Authority
Series A, Rev., 5.25%, 7/1/2025	2,250	2,741
Series A, Rev., 5.25%, 7/1/2027	10,530	13,492
Series A, Rev., 5.25%, 7/1/2029	5,000	6,615
Series A, Rev., 5.00%, 7/1/2031	1,230	1,644
Series A-1, Rev., 5.25%, 7/1/2033	5,000	6,999
Massachusetts Bay Transportation Authority, Sales Tax Series B, Rev., NATL-RE, 5.50%, 7/1/2026	5	6

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Transportation Trust Fund Metropolitan Highway System Series A, Rev., 5.00%, 1/1/2028	3,765	4,765

		36,262

Water & Sewer — 0.1%
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,682

Total Massachusetts		207,735

Michigan — 1.4%
Education — 0.1%
Michigan Strategic Fund Rev., 5.00%, 3/1/2025	315	371
Regents of the University of Michigan
Rev., 5.00%, 4/1/2031	15	18
Rev., 5.00%, 4/1/2033	2,190	2,635

		3,024

General Obligation — 0.4%
Bath Community Schools Series 2016, GO, Q-SBLF, 4.00%, 5/1/2025	100	113
City of Troy, Limited Tax GO, 5.25%, 11/1/2029	1,005	1,083
Counties of Oakland and Livingston, Huron Valley School District GO, Q-SBLF, 5.00%, 5/1/2023	4,900	5,147
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	102
Grand Rapids Community College GO, 5.00%, 5/1/2023	1,305	1,423
Grand Rapids Public Schools
Series 2019, GO, AGM, 5.00%, 11/1/2030	1,350	1,713
Series 2019, GO, AGM, 5.00%, 11/1/2032	1,500	1,891
Series 2019, GO, AGM, 5.00%, 11/1/2034	1,000	1,254
Series 2019, GO, AGM, 5.00%, 11/1/2035	1,500	1,876
Lakeview School District, School Building GO, Q-SBLF, 5.00%, 5/1/2022	90	98
Lansing Community College, Building and Site
GO, 5.00%, 5/1/2030	600	749
GO, 5.00%, 5/1/2032	635	787
Lapeer Community Schools Series 2016, GO, Q-SBLF, 5.00%, 5/1/2024	15	17
Lawrence Public Schools Series 2015, GO, Q-SBLF, 4.00%, 5/1/2026	30	33
North Branch Area Schools GO, Q-SBLF, 5.00%, 5/1/2023	20	22
State of Michigan Series A, GO, 5.00%, 12/1/2028	4,300	5,044

		21,352

Hospital — 0.5%
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series C, Rev., 3.75%, 5/15/2026(d)	21,000	23,469
Michigan Finance Authority, Henry Ford Health System Rev., 5.00%, 11/15/2023	510	580
Michigan Finance Authority, Trinity Health Group Rev., 5.00%, 12/1/2031	1,000	1,070

		25,119

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation Series BB, Rev., AMBAC, 7.00%, 5/1/2021	1,170	1,260

Other Revenue — 0.1%
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2020	200	204
Rev., 4.00%, 11/15/2021	175	181
Rev., 4.00%, 11/15/2022	185	194
Rev., 4.00%, 11/15/2023	185	196
Rev., 4.00%, 11/15/2024	585	627
Rev., 5.00%, 11/15/2029	1,700	1,970

		3,372

Prerefunded — 0.0%(b)
Hudsonville Public Schools, School Building and Site GO, Q-SBLF, 5.25%, 5/1/2025(c)	1,250	1,322

Transportation — 0.1%
State of Michigan, Trunk Line Fund
Rev., 5.00%, 11/15/2025	1,150	1,233
Rev., 5.00%, 11/15/2026	610	654
Rev., 5.00%, 11/15/2027	1,035	1,109
Rev., 5.00%, 11/15/2030	2,185	2,338

		5,334

Utility — 0.0%(b)
Lansing Board of Water and Light, Utility Systems
Series A, Rev., 5.00%, 7/1/2026	1,000	1,057
Series A, Rev., 5.50%, 7/1/2041	1,000	1,063

		2,120

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.2%
City of Grand Rapids, Sanitary Sewer System Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.50%, 1/1/2022	3,195	3,336
Rev., 5.00%, 1/1/2023	1,670	1,863
Rev., 5.00%, 1/1/2027	400	483
Rev., 5.00%, 1/1/2028	325	393
Rev., 5.00%, 1/1/2029	350	423
Rev., 5.00%, 1/1/2032	750	898
Rev., 5.00%, 1/1/2033	1,400	1,663

		9,059

Total Michigan		71,962

Minnesota — 0.8%
Certificate of Participation/Lease — 0.1%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2023	190	210
Series 2019B, COP, 5.00%, 2/1/2024	215	245
Series 2019B, COP, 5.00%, 2/1/2025	190	222
Series 2019B, COP, 5.00%, 2/1/2026	200	239
Series 2019B, COP, 5.00%, 2/1/2027	185	225
Series 2019B, COP, 5.00%, 2/1/2028	175	216

		1,357

Education — 0.0%(b)
Minnesota Higher Education Facilities Authority, Carleton College Rev., 5.00%, 3/1/2027	725	904

General Obligation — 0.5%
Cass Lake-Bena Independent School District No 115 Series 2019A, GO, 5.00%, 2/1/2027	1,515	1,868
Circle Pines Independent School District No. 12
Series 2015A, GO, 0.00%, 2/1/2022	650	632
Series 2015A, GO, 0.00%, 2/1/2023	800	767
City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	12
City of Brooklyn Park Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,222
City of East Bethel, Anoka County Series 2015A, GO, 4.00%, 2/1/2020	50	50
City of Hastings Series 2019A, GO, 5.00%, 2/1/2030	70	88
City of Marshall Series B, GO, 5.00%, 2/1/2023	1,170	1,309
City of New Hope, Capital Improvement Plan Series 2017A, GO, 5.00%, 2/1/2026	10	12
City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	29
Clearbrook-Gonvick Independent School District No. 2311 Series 2019A, GO, 5.00%, 2/1/2024	120	138
County of Douglas
Series 2019B, GO, 5.00%, 2/1/2026	390	473
Series 2019B, GO, 5.00%, 2/1/2028	505	637
Farmington Independent School District No. 192 Series A, GO, 5.00%, 2/1/2025	3,070	3,534
Hutchinson Independent School District No. 423, School Building Series 2016A, GO, 5.00%, 2/1/2026	10	12
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,500	1,836
Kasson and Mantorville Independent School District No. 204, School Building Series A, GO, 5.00%, 2/1/2021	40	42
Mahnomen Independent School District No. 432 Series A, GO, 2.00%, 2/1/2029	25	25
Minneapolis Special School District No. 1, Credit Enhancement Program
Series 2018B, GO, 5.00%, 2/1/2025	2,160	2,568
Series A, GO, 5.00%, 2/1/2025	2,965	3,524
Robbinsdale Independent School District No. 281 Series 2019B, GO, 5.00%, 2/1/2024(f)	1,135	1,302

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019B, GO, 5.00%, 2/1/2025(f)	115	135
Series 2019B, GO, 5.00%, 2/1/2028(f)	975	1,219
State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	25	26
State of Minnesota, Various Purpose GO, 5.00%, 8/1/2020(c)	175	180
Series 2015A, GO, 5.00%, 8/1/2024	2,000	2,347

		23,987

Hospital — 0.2%
City of Minneapolis, Health Care System, Fairview Health Services
Series A, Rev., 4.00%, 11/15/2037	6,230	6,967
Series A, Rev., 4.00%, 11/15/2038	750	835
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	2,186
Series A, Rev., 5.00%, 11/15/2049	1,000	1,192

		11,180

Prerefunded — 0.0%(b)
Western Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 1/1/2046(c)	25	29

Utility — 0.0%(b)
Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 10/1/2024	10	12

Total Minnesota		37,469

Mississippi — 1.0%
General Obligation — 0.9%
City of Tupelo
Series 2019, GO, 4.00%, 12/1/2024	165	186
Series 2019, GO, 4.00%, 12/1/2025	150	172
Series 2019, GO, 4.00%, 12/1/2027	475	559
Series 2019, GO, 4.00%, 12/1/2030	545	637
Oxford School District GO, 4.00%, 5/1/2022	10	11
State of Mississippi
Series A, GO, 5.00%, 11/1/2030	1,250	1,524
Series A, GO, 5.00%, 11/1/2031	2,750	3,344
Series A, GO, 5.00%, 11/1/2034	7,595	9,180
Series A, GO, 4.00%, 11/1/2036	5,000	5,618
Series A, GO, 4.00%, 11/1/2038	21,155	23,646

		44,877

Other Revenue — 0.1%
State of Mississippi
Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,202
Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,833

		3,035

Utility — 0.0%(b)
Mississippi Development Bank, Rankin County, Mississippi General Obligation Bond Project
Rev., 5.00%, 8/1/2030	500	636
Rev., 5.00%, 8/1/2031	300	381
Rev., 5.00%, 8/1/2032	350	442
Rev., 5.00%, 8/1/2033	300	377
Rev., 5.00%, 8/1/2034	350	439

		2,275

Total Mississippi		50,187

Missouri — 1.8%
Education — 0.0%(b)
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	630
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,123

		1,753

General Obligation — 0.0%(b)
City of Kansas, Improvement and Refunding Series A, GO, 5.00%, 2/1/2023	620	647
Columbia School District Series 2019, GO, 4.00%, 3/1/2030	1,595	1,840

		2,487

Hospital — 0.1%
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	259
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2022(f)	540	584
Rev., 5.00%, 9/1/2024(f)	300	340
Rev., 5.00%, 9/1/2025(f)	315	363
Rev., 5.00%, 9/1/2026(f)	620	726
Rev., 5.00%, 9/1/2029(f)	1,420	1,715

		3,987

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 0.1%
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program
Series 2010B, Rev., 5.00%, 7/1/2022	3,645	3,799
Series B, Rev., 5.00%, 7/1/2030	65	67
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2010A, Rev., 5.00%, 1/1/2020(c)	10	10

		3,876

Prerefunded — 0.1%
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program
Series B, Rev., 5.00%, 7/1/2024(c)	3,080	3,207
Series B, Rev., 5.00%, 7/1/2030(c)	1,985	2,067

		5,274

Transportation — 1.0%
Missouri Highways and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	25,750	31,704
Missouri Highways and Transportation Commission, Senior Lien Series C, Rev., 5.00%, 2/1/2022	16,815	18,211

		49,915

Utility — 0.0%(b)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Project Rev., AGM, 5.25%, 7/1/2026	75	93

Water & Sewer — 0.5%
City of Kansas, Sanitary Sewer System Series A, Rev., 5.00%, 1/1/2026	3,140	3,267
Metropolitan St. Louis Sewer District Wastewater System Improvement
Series 2017A, Rev., 5.00%, 5/1/2029	6,765	8,431
Series 2015B, Rev., 5.00%, 5/1/2031	530	624
Series B, Rev., 5.00%, 5/1/2032	1,900	2,233
Series B, Rev., 5.00%, 5/1/2033	4,430	5,200
Series B, Rev., 5.00%, 5/1/2034	2,000	2,344
Series B, Rev., 5.00%, 5/1/2035	2,125	2,488

		24,587

Total Missouri		91,972

Montana — 0.7%
General Obligation — 0.1%
County of Gallatin GO, 5.00%, 7/1/2025	1,050	1,260
Gallatin County School District No. 44 Belgrade, School Building
Series 2019, GO, 5.00%, 6/1/2027	205	255
Series 2019, GO, 5.00%, 6/1/2028	250	316
Series 2019, GO, 4.00%, 6/1/2029	290	346
Series 2019, GO, 4.00%, 6/1/2030	230	271
Series 2019, GO, 4.00%, 6/1/2031	370	434
Series 2019, GO, 4.00%, 6/1/2032	255	297
Series 2019, GO, 4.00%, 6/1/2033	155	180
Series 2019, GO, 4.00%, 6/1/2034	175	202
Series 2019, GO, 4.00%, 6/1/2035	270	311
Series 2019, GO, 4.00%, 6/1/2036	300	343
Series 2019, GO, 4.00%, 6/1/2037	410	468
Series 2019, GO, 4.00%, 6/1/2038	375	426
Series 2019, GO, 4.00%, 6/1/2039	385	436

		5,545

Hospital — 0.3%
Montana Facility Finance Authority, SCL Health System
Series A, Rev., 4.00%, 1/1/2035	4,000	4,599
Series A, Rev., 4.00%, 1/1/2036	3,000	3,439
Series A, Rev., 4.00%, 1/1/2037	3,000	3,428
Series A, Rev., 4.00%, 1/1/2038	960	1,092

		12,558

Water & Sewer — 0.3%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	368

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, Rev., 5.00%, 7/1/2027	535	670
Series 2019A, Rev., 5.00%, 7/1/2028	480	612
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,268
Series 2019A, Rev., 5.00%, 7/1/2030	690	868
Series 2019A, Rev., 5.00%, 7/1/2031	870	1,090
Series 2019A, Rev., 5.00%, 7/1/2032	720	900
Series 2019A, Rev., 5.00%, 7/1/2033	565	704
Series 2019A, Rev., 5.00%, 7/1/2034	545	678
Series 2019A, Rev., 5.00%, 7/1/2035	550	682
Series 2019A, Rev., 5.00%, 7/1/2036	800	990
Series 2019A, Rev., 5.00%, 7/1/2038	850	1,045
Series 2019A, Rev., 5.00%, 7/1/2039	840	1,030
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,887

		14,792

Total Montana		32,895

Nebraska — 1.1%
General Obligation — 0.6%
City of Omaha
GO, 5.00%, 4/15/2029(f)	605	783
GO, 5.00%, 4/15/2030(f)	575	740
Douglas County School District, Elkhorn Public Schools
Series 2019, GO, 5.00%, 12/15/2022	135	150
Series 2019, GO, 5.00%, 12/15/2024	150	177
Series 2019, GO, 5.00%, 12/15/2025	160	194
Series 2019, GO, 5.00%, 12/15/2026	400	496
Series 2019, GO, 5.00%, 12/15/2027	175	222
Series 2019, GO, 5.00%, 12/15/2028	180	232
Series 2019, GO, 5.00%, 12/15/2029	250	327
Series 2019, GO, 5.00%, 12/15/2030	450	584
Series 2019, GO, 5.00%, 12/15/2031	325	421
Series 2019, GO, 4.00%, 12/15/2032	165	194
Series 2019, GO, 4.00%, 12/15/2033	185	217
Series 2019, GO, 4.00%, 12/15/2034	350	410
Series 2019, GO, 4.00%, 12/15/2035	350	408
Douglas County, Omaha School District No. 001
GO, 4.00%, 12/15/2041	10,000	11,338
GO, 4.00%, 12/15/2042	10,000	11,317
Lancaster County School District No.1, Lincoln Public Schools Series 2017, GO, 5.00%, 1/15/2026	1,675	2,037

		30,247

Hospital — 0.1%
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	166
Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,104
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,377
Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,427

		4,074

Utility — 0.3%
Central Plains Energy Project, Gas Project No. 3 Rev., 5.25%, 9/1/2037	100	109
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024(d)	9,000	10,082
City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	181
Omaha Public Power District, Electric System
Series 2011C, Rev., 5.00%, 2/1/2020	25	25
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,536
Series A, Rev., 5.00%, 2/1/2036	1,750	2,146
Series A, Rev., 5.00%, 2/1/2037	2,000	2,446

		16,525

Water & Sewer — 0.1%
City of Omaha, Sewer Rev., 5.00%, 11/15/2031	1,825	2,124

Total Nebraska		52,970

Nevada — 0.7%
General Obligation — 0.7%
Clark County GO, 5.00%, 6/1/2020	75	76

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series B, GO, 5.00%, 11/1/2027	15,030	18,520
Clark County School District
Series A, GO, 5.00%, 6/15/2026	2,080	2,518
Series 2017C, GO, 4.00%, 6/15/2037	4,845	5,355
Clark County, Flood Control GO, 5.00%, 11/1/2024	200	236
Clark County, Stadium Improvement
Series A, GO, 5.00%, 6/1/2026	1,985	2,435
Series A, GO, 5.00%, 6/1/2027	1,225	1,532
Series A, GO, 5.00%, 6/1/2028	1,165	1,481
Series A, GO, 5.00%, 6/1/2030	4,030	5,080

		37,233

Other Revenue — 0.0%(b)
County of Washoe Series A, Rev., 5.00%, 12/1/2019	75	75

Total Nevada		37,308

New Jersey — 2.3%
Education — 0.6%
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2021	9,500	10,007
Series LLL, Rev., 5.00%, 6/15/2028	2,750	3,285
Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,369
Series LLL, Rev., 5.00%, 6/15/2030	2,990	3,595
Series LLL, Rev., 5.00%, 6/15/2031	4,790	5,706
Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,273

		27,235

Other Revenue — 0.7%
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,203
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2021	5,000	5,252
Series A, Rev., 5.00%, 6/1/2022	3,000	3,246
Series A, Rev., 5.00%, 6/1/2023	3,000	3,335
Series A, Rev., 5.00%, 6/1/2024	3,645	4,156
Series A, Rev., 5.00%, 6/1/2025	3,500	4,082
Series A, Rev., 5.00%, 6/1/2026	3,500	4,167
Series A, Rev., 5.00%, 6/1/2028	3,000	3,692
Series A, Rev., 5.00%, 6/1/2029	4,500	5,508
Series A, Rev., 4.00%, 6/1/2037	1,000	1,074

		35,715

Transportation — 1.0%
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 5.00%, 6/15/2031	2,000	2,356
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,880	12,461
Series A, Rev., 5.00%, 6/15/2029	10,000	11,697
Series A, Rev., 5.00%, 6/15/2030	6,850	7,976
Series A, Rev., 5.00%, 6/15/2031	5,000	5,805
New Jersey Transportation Trust Fund Authority, Transportation Program Series AA, Rev., 5.00%, 6/15/2036	5,000	5,447
New Jersey Transportation Trust Fund Authority, Transportation System Rev., AMBAC, 4.38%, 12/15/2020	35	36
Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,552
Series 2012A, Rev., 5.00%, 6/15/2042	500	530

		51,860

Water & Sewer — 0.0%(b)
Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation Series B, Rev., AGM, 0.00%, 12/1/2019	1,845	1,845

Total New Jersey		116,655

New Mexico — 0.4%
General Obligation — 0.2%
Albuquerque Municipal School District No.12, School Building
GO, 5.00%, 8/1/2030	800	1,013
GO, 5.00%, 8/1/2031	850	1,073
GO, 5.00%, 8/1/2032	1,050	1,322
GO, 5.00%, 8/1/2033	1,385	1,739
GO, 5.00%, 8/1/2035	1,980	2,474

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Santa Fe Public School District GO, 5.00%, 8/1/2021	45	48

		7,669

Other Revenue — 0.0%(b)
Baltimore County Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	1,010	1,222
New Mexico Finance Authority, Subordinate Lien Public Project Series 2019C-1, Rev., 4.00%, 6/15/2035	25	29
State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	210

		1,461

Transportation — 0.2%
New Mexico Finance Authority, State Transportation, Senior Lien Series 2010B, Rev., 5.00%, 6/15/2020	10,000	10,206
New Mexico Finance Authority, State Transportation, Sub Lien Series A-2, Rev., 5.00%, 12/15/2021	115	120

		10,326

Total New Mexico		19,456

New York — 12.9%
Education — 1.4%
New York State Dormitory Authority
Series 2019A, Rev., 5.00%, 7/1/2030	4,075	5,338
Series 2018C, Rev., 5.00%, 3/15/2038	1,000	1,224
Series 2019A, Rev., 4.00%, 7/1/2045	18,000	20,443
New York State Dormitory Authority, General Purpose Series 2014A, Rev., 5.00%, 2/15/2029	5,000	5,753
New York State Dormitory Authority, Municipal Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	4,311
New York State Dormitory Authority, School Districts Financing Program Series B, Rev., 5.00%, 10/1/2024	2,000	2,198
New York State Dormitory Authority, St. John’s University Series 2007C, Rev., NATL-RE, 5.25%, 7/1/2020	2,370	2,427
New York State Dormitory Authority, State University Dormitory Facilities
Series A, Rev., 5.00%, 7/1/2028	2,720	3,445
Series A, Rev., 5.00%, 7/1/2029	2,100	2,659
Series 2017A, Rev., 5.00%, 7/1/2030	750	929
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,805
Series A, Rev., 5.00%, 7/1/2030	550	606
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,644
Series A, Rev., 5.00%, 7/1/2032	3,130	3,970
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities
Series 2012A, Rev., 5.00%, 5/15/2023	675	738
Series A, Rev., 5.00%, 5/15/2025	2,000	2,185
Series A, Rev., 5.00%, 5/15/2028	2,000	2,182
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	168

		67,025

General Obligation — 0.7%
Bedford Central School District, Boces Project Bonds GO, 4.00%, 7/1/2032	45	56
City of New York, Fiscal Year 2008 Series 2008L, Subseries L-6, GO, 5.00%, 4/1/2032	13,525	17,184
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	10,954
City of New York, Fiscal Year 2016 Series E, GO, 5.00%, 8/1/2023	75	85
City of New York, Unrefunded Balance Series 2003F, GO, 6.00%, 1/15/2021	3,665	3,679
County of Monroe GO, AGM, 5.00%, 6/1/2024	25	29
County of Suffolk Series 2015C, GO, 5.00%, 5/1/2025	10	11
Jamestown City School District GO, AGM, 4.00%, 5/15/2022	220	236
Town of Patterson, Public Improvement GO, 4.13%, 7/15/2020	10	10
Village of Tarrytown, Public Improvement GO, 3.00%, 6/15/2021	60	62

		32,306

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.0%(b)
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group Project Rev., 5.00%, 7/1/2020	50	51

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project Series 2013A, Rev., 5.00%, 5/1/2024	25	28
Monroe County IDA, School Facility, Rochester School Modernization Project
Rev., 5.00%, 5/1/2032	675	836
Rev., 5.00%, 5/1/2033	810	999

		1,863

Other Revenue — 3.5%
New York City Transitional Finance Authority, Building Aid Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,670
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,657
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2030	5,685	6,984
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,720
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,512
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	12,122
Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	3,020
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,563
New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., 0.00%, 11/15/2025	845	764
Series B, Rev., 0.00%, 11/15/2026	1,250	1,098
Series B, Rev., 0.00%, 11/15/2027	1,500	1,276
Series 2016B, Rev., 0.00%, 11/15/2028	1,960	1,619
Series 2016B, Rev., 0.00%, 11/15/2029	2,500	2,002
Series B, Rev., 0.00%, 11/15/2030	3,400	2,633
Series B, Rev., 0.00%, 11/15/2031	1,835	1,377
Series B, Rev., 0.00%, 11/15/2032	2,000	1,454
Series 2016B, Rev., AGM-CR, 0.00%, 11/15/2052	10,625	3,845
New York Convention Center Development Corp., Hotel Unit fee Secured
Rev., 5.00%, 11/15/2024	4,360	5,143
Rev., 5.00%, 11/15/2025	2,000	2,420
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2030	5,500	6,327
Series 2015B, Rev., 5.00%, 3/15/2030	8,000	9,570
Series A, Rev., 5.00%, 3/15/2031	5,000	5,752
Series B, Rev., 5.00%, 3/15/2031	6,600	7,851
Series 2014A, Rev., 5.00%, 3/15/2032	20,210	23,188
Series 2018E, Rev., 5.00%, 3/15/2038	10,000	12,363
Series B, Rev., 5.00%, 3/15/2039	13,080	15,299
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2026	2,500	2,956
Series A, Rev., 5.00%, 10/15/2029	3,785	4,452
Series A, Rev., 5.00%, 10/15/2031	12,500	14,669

		175,306

Prerefunded — 0.9%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series FF, Rev., 5.00%, 6/15/2024(c)	16,555	16,913
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2011A, Rev., 5.00%, 1/1/2026(c)	25,495	27,620

		44,533

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Special Tax — 3.3%
New York State Dormitory Authority, State Personal Income Tax Series 2019-A, Rev., 5.00%, 3/15/2032	5,000	6,353
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2012B, Rev., 5.00%, 3/15/2024	9,000	9,784
Series A, Rev., 5.00%, 2/15/2027	20,000	23,084
Series 2014A, Rev., 5.00%, 2/15/2028	10,000	11,520
Series A, Rev., 5.00%, 12/15/2028	20,000	22,254
Series 2012A, Rev., 5.00%, 12/15/2029	4,900	5,448
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	22,922
Series A, Rev., 5.00%, 2/15/2043	3,000	3,307
Series 2015B, Rev., 5.00%, 2/15/2045	10,545	12,112
New York State Thruway Authority, State Personal Income Tax, Transportation Series 2010A, Rev., 5.00%, 3/15/2026	11,025	11,363
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2017C, Rev., 5.00%, 3/15/2027	6,000	7,508
Series 2011A, Rev., 5.00%, 3/15/2031	2,340	2,452
Series 2019A, Rev., 5.00%, 3/15/2042	6,500	7,927
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment Series A-2, Rev., NATL-RE, 5.50%, 3/15/2021	17,770	18,770

		164,804

Transportation — 1.2%
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	7,198
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,496
Metropolitan Transportation Authority, Green Bonds Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	6,188
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2025	2,700	3,200
Series L, Rev., 5.00%, 1/1/2027	1,250	1,556
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2034	9,900	11,747
Port Authority of New York and New Jersey, Consolidated Series 172, Rev., 5.00%, 10/1/2022	3,000	3,256
Port Authority of New York and New Jersey, Consolidated, 93rd Series Series 93, Rev., 6.13%, 6/1/2094	12,000	14,335
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series B, Rev., 5.00%, 11/15/2030	2,500	2,775
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Capital Appreciation Series 2012B, Rev., 0.00%, 11/15/2032	8,860	6,557

		60,308

Utility — 0.5%
Long Island Power Authority, Electric System
Series 2012B, Rev., 5.00%, 9/1/2024	20	22
Rev., 5.00%, 9/1/2034	5,000	6,188
Rev., 5.00%, 9/1/2035	3,000	3,700
Utility Debt Securitization Authority
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,723
Series TE, Rev., 5.00%, 12/15/2032	3,500	3,998
Rev., 5.00%, 12/15/2036	5,250	6,274
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,804

		26,709

Water & Sewer — 1.4%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series DD, Rev., 5.00%, 6/15/2022	4,000	4,393
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	5,000	5,920
New York City Water and Sewer System Series EE, Rev., 5.00%, 6/15/2036	5,000	6,073

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Water and Sewer System Subordinate Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	18,698
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2014A, Rev., 5.00%, 6/15/2025	5,635	6,577
Series D, Rev., 5.00%, 6/15/2025	7,280	7,984
Series 2011B, Rev., 5.00%, 6/15/2027	4,345	4,603
Series D, Rev., 5.00%, 6/15/2027	5,325	5,835
Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,901

		70,984

Total New York		643,889

North Carolina — 1.9%
General Obligation — 0.0%(b)
City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,285

Hospital — 0.6%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group
Series 2019B, Rev., VRDO, 2.20%, 12/1/2022(d)	13,500	13,685
Series 2019C, Rev., VRDO, 2.55%, 6/1/2026(d)	13,800	14,364

		28,049

Other Revenue — 1.3%
City of Raleigh Rev., 5.00%, 2/1/2029	305	368
City of Wilmington Series A, Rev., 5.00%, 6/1/2028	400	464
County of Cabarrus, Installment Financing Contract Rev., 4.00%, 2/1/2020	150	151
County of Chatham Rev., 5.00%, 11/1/2026	1,880	2,214
County of Onslow, Public Facilities Company Ltd.
Rev., 5.00%, 10/1/2026	25	31
Rev., 4.00%, 10/1/2032	340	383
State of North Carolina
Series 2019, Rev., GRAN, 5.00%, 3/1/2027	17,070	21,206
Series 2019, Rev., GRAN, 5.00%, 3/1/2028	16,000	20,245
Rev., GRAN, 5.00%, 3/1/2033	15,000	18,899

		63,961

Transportation — 0.0%(b)
North Carolina Turnpike Authority, Senior Lien Rev., AGM, 5.00%, 1/1/2028	1,500	1,822

Water & Sewer — 0.0%(b)
County of Bladen Rev., 4.00%, 6/1/2020	10	10

Total North Carolina		95,127

Ohio — 2.6%
Education — 0.2%
Ohio Higher Educational Facility Commission Rev., 4.00%, 11/1/2020	25	26
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	101
Rev., 3.00%, 11/1/2025	605	614
Rev., 3.00%, 11/1/2026	585	593
Rev., 3.00%, 11/1/2027	645	651
Rev., 3.00%, 11/1/2028	655	658
Rev., 5.00%, 11/1/2034	1,520	1,733
Ohio Higher Educational Facility Commission, University of Dayton Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,382
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	847
Rev., 5.00%, 3/1/2034	3,000	3,453
University of Akron (The) Series 2015A, Rev., 5.00%, 1/1/2025	110	129
University of Cincinnati, General Receipts Series 2010F, Rev., 5.00%, 6/1/2021	25	26

		10,213

General Obligation — 0.8%
City of Columbus Series 2017-1, GO, 5.00%, 4/1/2029	11,010	13,825
City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	500	608
Columbus City School District, School Facilities Construction and Improvement Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,613

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Hamilton Series A, GO, 5.00%, 12/1/2029	2,125	2,662
Dayton City School District GO, 5.00%, 11/1/2029	10	13
Lakota Local School District/Sandusky Seneca and Wood Counties, School Facilities Contruction and Improvement GO, 5.00%, 1/15/2023	50	56
Shaker Heights City School District Series A, GO, 5.00%, 12/15/2026	1,000	1,242
State of Ohio Series A, GO, 5.00%, 5/1/2033	15,170	18,592
State of Ohio, Highway Capital Improvements Series V, GO, 5.00%, 5/1/2034	10	12

		40,623

Hospital — 0.2%
County of Hamilton, Hospital Facilities, UC Health Rev., 5.00%, 2/1/2020	750	754
County of Lucas, Promedica Healthcare Obligated Group Series 2011A, Rev., 5.00%, 11/15/2020	10	10
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series A, Rev., 5.00%, 7/1/2028	1,200	1,331
Series A, Rev., 5.75%, 7/1/2028	750	861
Series A, Rev., 5.75%, 7/1/2033	1,400	1,588
County of Warren, Otterbein Homes
Series A, Rev., 4.00%, 7/1/2021	500	520
Series A, Rev., 5.00%, 7/1/2027	840	1,021
Series A, Rev., 5.00%, 7/1/2031	250	309
Series A, Rev., 4.00%, 7/1/2033	920	1,019
Franklin County, Nationwide Children’s Hospital Series 2016C, Rev., 5.00%, 11/1/2027	325	405

		7,818

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Ohio Water Development Authority, Water Pollution Control Loan Fund Rev., 5.00%, 12/1/2024	3,360	3,977

Other Revenue — 0.0%(b)
State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects Series B, Rev., 5.00%, 10/1/2029	1,495	1,646
State of Ohio, Capital Facilities Lease-Appropriation Series 2017A, Rev., 5.00%, 4/1/2037	760	916

		2,562

Prerefunded — 0.1%
County of Cuyahoga, Sports Facilities Improvement Project
Rev., 5.00%, 12/1/2024(c)	835	958
Rev., 5.00%, 12/1/2025(c)	500	574
Rev., 5.00%, 12/1/2026(c)	1,000	1,147
Rev., 5.00%, 12/1/2027(c)	500	574
Ohio Turnpike and Infrastructure Commission Series A, Rev., 5.00%, 2/15/2025(c)	2,000	2,015

		5,268

Transportation — 0.4%
State of Ohio, Capital Facilities Lease Appropriation, Transportation Building Fund Project Series 2018A, Rev., 5.00%, 4/1/2029	1,800	2,262
State of Ohio, Major New State Infrastructure Project
Series 1, Rev., 5.00%, 12/15/2028	7,500	9,096
Series 1, Rev., 5.00%, 12/15/2029	7,000	8,456

		19,814

Utility — 0.4%
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2018A, Rev., 2.25%, 8/15/2021(d)	8,500	8,569
American Municipal Power, Inc., Green Bonds
Series 2019A, Rev., 5.00%, 2/15/2023	150	167
Series 2019A, Rev., 5.00%, 2/15/2024	225	258
Series 2019A, Rev., 5.00%, 2/15/2025	160	188
Series 2019A, Rev., 5.00%, 2/15/2026	200	241
Series 2019A, Rev., 5.00%, 2/15/2027	250	307
Series 2019A, Rev., 5.00%, 2/15/2028	225	281

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lancaster Port Authority, Gas Supply Series 2019A, Rev., 5.00%, 2/1/2025(d)	8,700	10,095
Ohio Air Quality Development Authority, American Electric Company Project Series 2014A, Rev., VRDO, 2.40%, 10/1/2029(d)	1,820	1,832

		21,938

Water & Sewer — 0.4%
City of Cincinnati, Water System Series 2009A, Rev., 4.25%, 12/1/2019	60	60
County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	4,210	4,371
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2026	1,500	1,763
Rev., 4.00%, 11/15/2049	45	49
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2019B, Rev., 5.00%, 12/1/2036	10,000	12,795

		19,038

Total Ohio		131,251

Oklahoma — 0.3%
Education — 0.1%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	276
Rev., 5.00%, 10/1/2023	180	205
Rev., 5.00%, 10/1/2025	510	610
Rev., 5.00%, 10/1/2026	500	610
Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project Rev., 5.00%, 9/1/2021	1,110	1,181
Tulsa County Industrial Authority, Broken Arrow Public Schools Project Series A, Rev., 5.00%, 9/1/2028	15	19

		2,901

Transportation — 0.2%
Grand River Dam Authority Series A, Rev., 5.00%, 6/1/2020	50	51
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series A, Rev., 5.00%, 1/1/2020	25	25
Series A, Rev., 5.00%, 1/1/2023	4,000	4,163
Series 2011A, Rev., 5.00%, 1/1/2025	5,000	5,203
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,345

		11,787

Total Oklahoma		14,688

Oregon — 1.0%
General Obligation — 0.6%
City of Hermiston GO, 3.00%, 3/1/2026	30	33
City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	827
City of Salem
GO, 5.00%, 6/1/2026	460	566
GO, 5.00%, 6/1/2029	2,055	2,620
City of Tualatin Series 2018, GO, 5.00%, 6/15/2028	15	19
Mount Hood Community College District GO, 5.00%, 6/1/2022	5	6
Oregon County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2026	4,725	5,808
Portland Community College District
GO, 5.00%, 6/15/2025	1,365	1,639
GO, 5.00%, 6/15/2026	710	874
GO, 5.00%, 6/15/2027	2,640	3,229
State of Oregon Series 2019K, GO, 5.00%, 11/1/2031	555	721
State of Oregon, Article XI-M Seismic Projects Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,479
State of Oregon, Article XI-Q State Projects Series A, GO, 5.00%, 5/1/2021	25	26
State of Oregon, Higher Education
Series L, GO, 5.00%, 8/1/2035	1,930	2,368
Series L, GO, 5.00%, 8/1/2036	1,975	2,417
Washington County School District No. 1 West Union, Hillsborough School District
GO, 5.00%, 6/15/2026	4,000	4,920
GO, 5.00%, 6/15/2027	1,470	1,847
Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2029	5	6

		31,405

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.3%
Oregon State Lottery
Series 2015C, Rev., 5.00%, 4/1/2026	200	238
Series A, Rev., 5.00%, 4/1/2031	1,950	2,400
Series A, Rev., 5.00%, 4/1/2032	1,750	2,149
Series A, Rev., 5.00%, 4/1/2033	3,500	4,282
Series A, Rev., 5.00%, 4/1/2035	2,470	3,010

		12,079

Water & Sewer — 0.1%
City of Portland, Sewer System, First Lien Series A, Rev., 5.00%, 6/1/2026	5,350	6,389

Total Oregon		49,873

Pennsylvania — 3.6%
Certificate of Participation/Lease — 0.0%(b)
Commonwealth of Pennsylvania
Series A, COP, 5.00%, 7/1/2028	400	497
Series A, COP, 5.00%, 7/1/2029	300	371
Series A, COP, 5.00%, 7/1/2030	375	462
Series A, COP, 5.00%, 7/1/2031	425	521
Series A, COP, 5.00%, 7/1/2034	450	548

		2,399

Education — 0.3%
Delaware County Authority, Commonwealth of Pennsylvania, Haverford College Series 2017A, Rev., 5.00%, 10/1/2026	30	37
Lehigh County General Purpose Authority, Muhlenberg College Project Rev., VRDO, 1.68%, 12/10/2019(d)	14,383	14,381

		14,418

General Obligation — 0.7%
Allentown City School District
Series B, GO, 5.00%, 2/1/2029	3,110	3,878
Series B, GO, 5.00%, 2/1/2030	4,300	5,385
Central Dauphin School District GO, 4.00%, 2/1/2028	10	11
County of Bucks GO, 5.00%, 5/1/2027	325	398
Nazareth Area School District
Series D, GO, 5.00%, 11/15/2030	900	1,075
Series D, GO, 5.00%, 11/15/2035	1,390	1,637
Series D, GO, 5.00%, 11/15/2036	1,250	1,468
Series D, GO, 5.00%, 11/15/2037	550	643
Series E, GO, 5.00%, 11/15/2038	810	946
Octorara Area School District Series B, GO, AGM, 4.00%, 6/1/2020	3,120	3,127
Red Lion Area School District Series B, GO, 4.00%, 5/1/2023	5	6
School District of the City of Erie (The)
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	641
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,557
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	682
Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,146
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	390
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,259
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	533
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	627
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	654
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,300
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	1,017
Township of Radnor Series B, GO, 4.00%, 7/15/2024	10	11
Upper Merion Area School District
GO, 5.00%, 1/15/2029	350	422
GO, 5.00%, 1/15/2031	650	778
GO, 5.00%, 1/15/2033	480	570
GO, 5.00%, 1/15/2034	200	237
GO, 5.00%, 1/15/2035	475	563
Wilkes-Barre Area School District
Series 2019, GO, 5.00%, 4/15/2023	110	122
Series 2019, GO, 3.50%, 4/15/2038	370	394
Series 2019, GO, 3.50%, 4/15/2039	235	250

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019, GO, 3.75%, 4/15/2044	1,500	1,614

		33,341

Hospital — 1.4%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	8,710
Series 2018A, Rev., 5.00%, 4/1/2029	7,785	9,627
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	6,144
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,631
Allegheny County Hospital Development Authority, Medical Center
Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,720
Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,582
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2027	1,150	1,412
Rev., 5.00%, 11/1/2028	1,535	1,858
Rev., 5.00%, 11/1/2029	350	421
Rev., 5.00%, 11/1/2030	600	717
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	2,077
Rev., 5.00%, 7/15/2030	2,000	2,428
Rev., 5.00%, 7/15/2031	1,450	1,752
Rev., 5.00%, 7/15/2032	1,525	1,835
Rev., 5.00%, 7/15/2034	1,675	2,007
Rev., 4.00%, 7/15/2043	5,670	6,069
Lancaster County Hospital Authority, Masonic Villages Project Rev., 5.00%, 11/1/2028	1,215	1,387
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,000	3,683
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,237
Sayre Health Care Facilities Authority, Guthrie Health Issue Rev., VRDO, (ICE LIBOR USD 3 Month + 0.78%), 2.21%, 3/1/2020(g)	3,800	3,815

		68,112

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2025	500	592
Chester County Industrial Development Authority
Rev., 5.00%, 12/1/2032(f)	475	604
Rev., 5.00%, 12/1/2033(f)	740	936
Rev., 5.00%, 12/1/2034(f)	400	504
Rev., 5.00%, 12/1/2035(f)	175	219
Rev., 5.00%, 12/1/2036(f)	305	381
Rev., 5.00%, 12/1/2037(f)	450	560
Rev., 5.00%, 12/1/2038(f)	950	1,181
Rev., 5.00%, 12/1/2039(f)	1,000	1,240
Rev., 5.00%, 12/1/2044(f)	8,530	10,461
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2024	155	172
Series 2019, Rev., 4.00%, 12/1/2025	150	169
Series 2019, Rev., 4.00%, 12/1/2026	150	170
Series 2019, Rev., 4.00%, 12/1/2027	200	227
Series 2019, Rev., 4.00%, 12/1/2028	205	232
Series 2019, Rev., 4.00%, 12/1/2029	250	282
Series 2019, Rev., 4.00%, 12/1/2030	300	336
Series 2019, Rev., 4.00%, 12/1/2031	300	335
Series 2019, Rev., 4.00%, 12/1/2032	435	483
Series 2019, Rev., 4.00%, 12/1/2033	400	443
Series 2019, Rev., 4.00%, 12/1/2034	165	182
Series 2019, Rev., 4.00%, 12/1/2035	175	193
Series 2019, Rev., 4.00%, 12/1/2036	175	192
Series 2019, Rev., 4.00%, 12/1/2037	100	110
Series 2019, Rev., 4.00%, 12/1/2038	100	109
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., VRDO, 2.80%, 12/1/2021(d)	8,855	9,098

		29,411

Other Revenue — 0.3%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,463
Rev., 5.00%, 6/1/2025	1,875	2,208
Rev., 5.00%, 6/1/2026	1,120	1,348

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 6/1/2027	1,500	1,839
Rev., 5.00%, 6/1/2028	2,620	3,265
Rev., 5.00%, 6/1/2029	1,120	1,387
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., VRDO, 2.25%, 6/1/2020(d)	4,450	4,451

		15,961

Prerefunded — 0.0%(b)
Commonwealth of Pennsylvania GO, 5.00%, 4/1/2026(c)	2,465	2,777
Series 1, GO, 5.00%, 6/15/2026(c)	50	58
Series 2011, GO, 5.00%, 11/15/2026(c)	100	108

		2,943

Transportation — 0.2%
Pennsylvania Turnpike Commission
Series A-1, Rev., 3.00%, 12/1/2020	15	15
Series A, Rev., 5.00%, 12/1/2032	1,750	2,227
Series A, Rev., 5.00%, 12/1/2033	1,240	1,572
Series A, Rev., 5.00%, 12/1/2034	1,400	1,766
Series A, Rev., 5.00%, 12/1/2035	2,000	2,515

		8,095

Water & Sewer — 0.1%
Allegheny County Sanitary Authority Rev., AGM, 4.00%, 12/1/2035	5	5
Erie City Water Authority
Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,563
Series B, Rev., AGM, 5.00%, 12/1/2033	800	1,010
Pittsburgh Water & Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,746

		4,324

Total Pennsylvania		179,004

Puerto Rico — 0.3%
Other Revenue — 0.3%
Puerto Rico Public Finance Corp. (Puerto Rico) Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026(c)	10,000	12,748

Rhode Island — 0.1%
General Obligation — 0.0%(b)
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2014 Series A, GO, 5.00%, 11/1/2025	1,000	1,143

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2012A, Rev., 5.00%, 10/1/2023	1,750	1,939

Total Rhode Island		3,082

South Carolina — 0.5%
Education — 0.0%(b)
Berkeley County School District, Special Obligation
Rev., 5.00%, 12/1/2022	1,000	1,108
Rev., 5.00%, 12/1/2023	1,505	1,721
Scago Educational Facilities Corp. for Cherokee School District No. 1, South Carolina Project Rev., 5.00%, 12/1/2020	25	26

		2,855

General Obligation — 0.1%
Richland County School District No. 1 Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,694

Hospital — 0.1%
Lexington County Health Services District, Inc., Hospital, LexMed Obligated Group
Series 2017, Rev., 5.00%, 11/1/2029	575	701
Series 2017, Rev., 4.00%, 11/1/2030	750	844
Series 2017, Rev., 4.00%, 11/1/2031	500	561
Series 2017, Rev., 4.00%, 11/1/2032	535	597
Series 2017, Rev., 4.00%, 11/1/2033	200	223
Series 2017, Rev., 4.00%, 11/1/2034	250	277

		3,203

Housing — 0.0%(b)
South Carolina State Housing Finance and Development Authority Series 1, Rev., GNMA COLL, 5.00%, 1/1/2028	15	15

Prerefunded — 0.1%
South Carolina Public Service Authority, Santee Cooper Series A, Rev., 5.75%, 12/1/2043(c)	5,000	5,883

Utility — 0.2%
Easley Combined Utility System
Rev., AGM, 4.00%, 12/1/2033	600	688
Rev., AGM, 4.00%, 12/1/2034	780	889

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Piedmont Municipal Power Agency, Electric Rev., NATL-RE, 6.75%, 1/1/2020	8,125	8,160

		9,737

Water & Sewer — 0.0%(b)
City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	591

Total South Carolina		26,978

South Dakota — 0.0%(b)
General Obligation — 0.0%(b)
Rapid City Area School District No 51-4, Capital Outlay
GO, 5.00%, 8/1/2024	420	486
GO, 5.00%, 8/1/2025	105	124
GO, 5.00%, 8/1/2026	260	314
GO, 5.00%, 8/1/2027	215	265
GO, 4.00%, 8/1/2028	1,115	1,278

		2,467

Prerefunded — 0.0%(b)
Harrisburg School District No. 41-2 GO, 4.00%, 7/15/2034(c)	55	58

Total South Dakota		2,525

Tennessee — 4.8%
Education — 0.1%
Tennessee State School Bond Authority Series B, Rev., 5.00%, 11/1/2030	3,645	4,564

General Obligation — 3.2%
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	131
City of Memphis, General Improvement Series D, GO, 5.00%, 7/1/2023	4,005	4,093
County of Anderson, Rural Elementary School Series A, GO, 5.00%, 5/1/2025	890	1,063
County of Anderson, Rural High School
Series B, GO, 5.00%, 5/1/2024	750	871
Series 2018B, GO, 5.00%, 5/1/2025	785	938
County of Blount Series B, GO, 5.00%, 6/1/2027	1,000	1,225
County of Knox GO, 5.00%, 6/1/2029	1,410	1,794
County of Madison GO, 5.00%, 5/1/2026	3,770	4,616
County of Sevier GO, 5.00%, 6/1/2025	145	173
County of Shelby, Public Improvement Series A, GO, 4.00%, 4/1/2034	9,470	10,988
County of Williamson, Tennessee County District School Series B, GO, 5.00%, 4/1/2023(c)	10	11
County of Wilson
GO, 5.00%, 4/1/2022	10	11
GO, 5.00%, 4/1/2026	65	79
GO, 5.00%, 4/1/2029	3,590	4,632
Franklin Special School District, School Improvement
Series 2019, GO, 5.00%, 6/1/2028	100	128
Series 2019, GO, 5.00%, 6/1/2030	300	388
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2029	27,295	34,832
GO, 5.00%, 1/1/2031	15	18
GO, 4.00%, 7/1/2031	17,400	19,991
GO, 5.00%, 7/1/2031	10,000	12,613
GO, 4.00%, 7/1/2036	24,290	27,733
GO, 4.00%, 7/1/2037	16,205	18,440
Metropolitan Government of Nashville and Davidson, Public Improvement Series C, GO, 5.00%, 7/1/2030	5,500	6,503
Montgomery County GO, 5.00%, 4/1/2022	7,330	7,976

		159,247

Hospital — 0.4%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health
Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,227
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,221
Series A-1, Rev., 5.00%, 8/1/2034	750	910
Series A-1, Rev., 5.00%, 8/1/2035	500	605
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group
Series 2018A, Rev., 5.00%, 7/1/2031	4,500	5,016
Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,456
Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,900

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital
Rev., 5.00%, 11/15/2025	855	1,023
Rev., 5.00%, 11/15/2027	800	992

		21,350

Utility — 1.1%
Tennessee Energy Acquisition Corp., Gas Project
Series 2017A, Rev., 4.00%, 5/1/2023(d)	22,170	23,772
Rev., 4.00%, 11/1/2025(d)	29,000	32,281

		56,053

Total Tennessee		241,214

Texas — 5.1%
Education — 0.1%
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Rev., PSF-GTD, 4.00%, 2/15/2028	250	285
Permanent University Fund — Texas A&M University System Series A, Rev., 5.25%, 7/1/2028	2,015	2,420
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.00%, 9/1/2020	750	771
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2026	2,840	3,486
Texas State University, Financing System Rev., 5.00%, 3/15/2020	30	30

		6,992

General Obligation — 2.5%
City of Austin GO, 5.00%, 9/1/2030	10	12
City of Baytown GO, 5.00%, 2/1/2020	25	25
City of Brownsville Series 2016A, GO, 4.00%, 2/15/2020	30	30
City of College Station GO, 5.00%, 2/15/2024	25	29
City of Dallas
GO, 5.00%, 2/15/2028	10,005	11,405
GO, 5.00%, 2/15/2029	2,505	2,936
City of El Paso GO, 4.00%, 8/15/2031	75	84
City of Garland GO, 5.00%, 2/15/2030	1,175	1,494
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2028	2,700	3,085
Series A, GO, 5.00%, 3/1/2029	2,600	2,964
City of Irving, Texas Combination and Hotel Occupancy Tax GO, 5.50%, 8/15/2027	2,785	3,606
City of Lubbock GO, 5.00%, 2/15/2026	2,765	3,174
City of McAllen GO, 5.00%, 2/15/2029	355	446
City of Pflugerville GO, 5.00%, 8/1/2026	25	31
City of Plano
GO, 5.00%, 9/1/2028	2,210	2,740
GO, 5.00%, 9/1/2029	1,855	2,296
Comal Independent School District, School Building Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	112
Conroe Independent School District GO, PSF-GTD, 5.00%, 2/15/2020	25	25
Counties of Collin and Denton, City of Frisco, Improvement GO, 5.00%, 2/15/2023	4,290	4,489
Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2025	5,140	5,373
Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2022	8,120	8,965
County of Collin, Community College District GO, 5.00%, 8/15/2029	11,990	14,914
Fort Bend County Municipal Utility District No. 25
GO, 4.00%, 10/1/2022	100	107
GO, 4.00%, 10/1/2023	150	164
GO, 4.00%, 10/1/2024	375	418
Galveston County GO, 5.00%, 2/1/2020	45	45
Garland Independent School District, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	12
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building Bonds GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,196
Harris County, Road Series A, GO, 5.00%, 10/1/2022	5,000	5,161
Haskell Consolidated Independent School District GO, PSF-GTD, 5.00%, 2/15/2029	10	12

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Houston Independent School District GO, 5.00%, 7/15/2031	9,700	12,200
Judson Independent School District, School Building Series 2016, GO, PSF-GTD, 4.00%, 2/1/2041	17,665	19,392
La Porte Independent School District GO, 4.00%, 2/15/2030	20	22
Lewisville Independent School District
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	12
Series A, GO, PSF-GTD, 4.00%, 8/15/2026	505	577
Longview Independent School District GO, PSF-GTD, 5.00%, 2/15/2025	80	95
Pharr San Juan Alamo Independent School District GO, PSF-GTD, 5.00%, 2/1/2024	75	86
State of Texas, Transportation Commission Mobility Series 2017B, GO, 5.00%, 10/1/2030	11,185	13,890
Town of Addison GO, 4.00%, 2/15/2023	100	109

		121,733

Hospital — 0.0%(b)
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series 2018B, Rev., 5.00%, 7/1/2033	100	123

Other Revenue — 0.1%
Harris County-Houston Sports Authority, Senior Lien Series 2014B, Rev., 5.00%, 11/15/2020	10	10
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project Series A, Rev., 5.00%, 5/15/2028	3,800	3,997

		4,007

Prerefunded — 0.2%
City of Victoria, Utility System
Rev., 5.00%, 12/1/2027(c)	300	345
Rev., 5.00%, 12/1/2028(c)	305	351
Rev., 5.00%, 12/1/2029(c)	360	415
Rev., 5.00%, 12/1/2030(c)	270	311
Rev., 5.00%, 12/1/2031(c)	430	495
Rev., 5.00%, 12/1/2032(c)	540	622
Rev., 5.00%, 12/1/2034(c)	500	576
North Texas Tollway Authority System, Special Projects System
Series 2011A, Rev., 5.50%, 9/1/2036(c)	1,000	1,075
Series 2011A, Rev., 5.50%, 9/1/2041(c)	3,000	3,223
Series A, Rev., 6.00%, 9/1/2041(c)	3,000	3,248

		10,661

Transportation — 0.6%
Dallas Area Rapid Transit, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2048	9,905	11,506
Dallas-Fort Worth International Airport
Series F, Rev., 5.00%, 11/1/2024	5,000	5,708
Series B, Rev., 5.00%, 11/1/2035	4,000	4,129
Harris County, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	4,500	5,497
North Texas Tollway Authority System, First Tier Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,357
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	550	611
Series 2017B, Rev., 5.00%, 1/1/2027	950	1,139
Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,303
Texas Transportation Commission, State Highway Fund Rev., 5.00%, 10/1/2020	20	21

		31,271

Utility — 0.8%
City of Houston, Combined Utility System, First Lien Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,719
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2026	6,000	7,271
Rev., 5.00%, 2/1/2036	16,900	21,444
Matagorda County Navigation District No. 1, Central Power and Light Co. Project Rev., 2.60%, 11/1/2029	4,625	4,821
Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	4,455	5,183

		40,438

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.8%
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(c)	2,000	2,926
City of Irving, Waterworks & Sewer System Rev., 5.00%, 8/15/2029	20	25
Coastal Water Authority, City of Houston Projects
Rev., 5.00%, 12/15/2022	3,160	3,286
Rev., 5.00%, 12/15/2025	5,115	5,316
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	19
North Texas Municipal Water District, Water System
Rev., 5.00%, 6/1/2027	15	19
Series 2016, Rev., 5.00%, 9/1/2027	2,900	3,543
San Antonio Water System, Junior Lien Series C, Rev., 5.00%, 5/15/2031	1,125	1,364
Texas Water Development Board, Water Implementation Series 2018B, Rev., 5.00%, 4/15/2030	7,000	8,917
West Harris County Regional Water Authority
Rev., 5.00%, 12/15/2028	660	843
Rev., 5.00%, 12/15/2029	500	649
Rev., 5.00%, 12/15/2030	1,800	2,328
Rev., 5.00%, 12/15/2032	910	1,167
Rev., 5.00%, 12/15/2033	700	895
Rev., 5.00%, 12/15/2034	1,100	1,402
Rev., 5.00%, 12/15/2035	1,160	1,473
Rev., 5.00%, 12/15/2036	1,325	1,676
Rev., 5.00%, 12/15/2037	1,000	1,258
Rev., 5.00%, 12/15/2038	1,000	1,255
Rev., 5.00%, 12/15/2039	1,165	1,457

		39,818

Total Texas		255,043

Utah — 0.7%
Education — 0.0%(b)
Local Building Authority of Alpine School District Rev., 5.00%, 3/15/2025	75	89

General Obligation — 0.4%
Central Utah Water Conservancy District, Limited Tax Series 2011B, GO, 5.25%, 4/1/2022	1,000	1,054
City of Orem
GO, 5.00%, 12/1/2025	440	534
GO, 5.00%, 12/1/2026	155	193
GO, 5.00%, 12/1/2027	520	661
GO, 5.00%, 12/1/2028	565	730
City of Provo GO, 5.00%, 2/1/2027	1,230	1,534
Jordan School District, School Building GO, 5.00%, 6/15/2026	950	1,139
Ogden City School District
GO, 5.00%, 6/15/2028	1,555	1,985
GO, 5.00%, 6/15/2031	1,890	2,457
GO, 5.00%, 6/15/2032	1,940	2,514
State of Utah GO, 5.00%, 7/1/2029	4,955	6,213

		19,014

Other Revenue — 0.2%
City of Park City Rev., 5.00%, 6/15/2026	2,165	2,661
Utah Infrastructure Agency, Tax-Exempt Telecommunications Bond
Series A, Rev., 5.00%, 10/15/2023	620	689
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,677
Series A, Rev., 5.00%, 10/15/2028	1,000	1,192
Series 2018A, Rev., 5.25%, 10/15/2033	965	1,127
West Jordan Municipal Building Authority Rev., 5.00%, 10/1/2023	5	6

		7,352

Prerefunded — 0.0%(b)
Metropolitan Water District of Salt Lake and Sandy Series A, Rev., 5.00%, 7/1/2029(c)	2,000	2,196

Transportation — 0.0%(b)
County of Utah, Transportation Sales Tax Rev., AGM, 4.00%, 12/1/2019	25	25

Utility — 0.0%(b)
City of Salt Lake City, Public Utilities Series 2017, Rev., 5.00%, 2/1/2032	10	12

Water & Sewer — 0.1%
Utah Water Finance Agency, Loan Financing Program
Series B, Rev., 5.00%, 3/1/2031	1,685	2,147
Series B, Rev., 5.00%, 3/1/2032	800	1,014
Series B, Rev., 5.00%, 3/1/2033	660	834
Series 2017C, Rev., 5.00%, 3/1/2034	350	424

		4,419

Total Utah		33,107

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vermont — 0.1%
General Obligation — 0.1%
City of Burlington
Series 2019A, GO, 5.00%, 11/1/2028(f)	300	382
Series 2019A, GO, 5.00%, 11/1/2029(f)	450	582
Series 2019A, GO, 5.00%, 11/1/2030(f)	300	385
Series 2019A, GO, 5.00%, 11/1/2031(f)	450	574
Series 2019A, GO, 5.00%, 11/1/2032(f)	530	674
Series 2019A, GO, 5.00%, 11/1/2033(f)	750	949
Series 2019A, GO, 4.00%, 11/1/2034(f)	125	143
Series 2019A, GO, 4.00%, 11/1/2035(f)	310	355
Series 2019A, GO, 4.00%, 11/1/2036(f)	125	143

		4,187

Total Vermont		4,187

Virginia — 1.8%
Education — 0.1%
Virginia College Building Authority, Education Facilities, Public Higher Education Financing Series B, Rev., 5.00%, 9/1/2024	250	294
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project Rev., NATL-RE, 5.25%, 1/1/2026	5,045	5,832
Virginia Public School Authority Series 2015A, Rev., 5.00%, 8/1/2028	30	36

		6,162

General Obligation — 0.6%
City of Alexandria Series 2017C, GO, 5.00%, 7/1/2026	4,065	5,028
City of Hampton, Public Improvement Series 2018A, GO, 5.00%, 9/1/2027	10	12
City of Portsmouth
Series D, GO, 5.00%, 7/15/2020(c)	10	10
Series A, GO, 5.00%, 7/15/2029	5,185	6,511
City of Richmond, Public Improvement Series 2017D, GO, 5.00%, 3/1/2029	7,750	10,063
County of Arlington, Public Improvement GO, 5.00%, 8/15/2029	7,505	9,459
County of Henrico, Public Improvement GO, 5.00%, 8/1/2024	10	12

		31,095

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Virginia Beach Development Authority, Public Facility
Series B, Rev., 5.00%, 7/15/2024	5,000	5,848
Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,290
Series B, Rev., 5.00%, 7/15/2025	2,635	3,167

		11,305

Other Revenue — 0.0%(b)
Loudoun County Economic Development Authority, Public Facilities Project Series 2015A, Rev., 5.00%, 12/1/2020	35	36

Transportation — 0.6%
Northern Virginia Transportation Authority
Rev., 5.00%, 6/1/2024	400	467
Rev., 5.00%, 6/1/2033	2,035	2,337
Rev., 5.00%, 6/1/2034	2,285	2,620
Peninsula Ports Authority, Dominion Term Association Project Rev., VRDO, 1.70%, 10/1/2022(d)	1,550	1,547
Virginia Commonwealth Transportation Board Series 2017, Rev., 5.00%, 9/15/2024	15	18
Virginia Commonwealth Transportation Board, Capital Projects
Series 2017A, Rev., 5.00%, 5/15/2027	5,500	6,898
Series A, Rev., 5.00%, 5/15/2028	2,750	3,478
Series A, Rev., 5.00%, 5/15/2030	10,000	12,527
Virginia Commonwealth Transportation Board, Federal Transportation Rev., 5.00%, 9/15/2025	45	54

		29,946

Water & Sewer — 0.3%
City of Newport News Rev., 5.00%, 7/15/2024	10	12
Fairfax County Water Authority, Water Subseries B, Rev., 5.25%, 4/1/2025	3,500	4,233

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Virginia Resources Authority, Clean Water State Revolving Fund Rev., 5.50%, 10/1/2022	7,390	8,290

		12,535

Total Virginia		91,079

Washington — 4.8%
Certificate of Participation/Lease — 0.0%(b)
State of Washington, Local Ageny Real and Personal Property COP, 5.00%, 7/1/2034	1,050	1,304

Education — 0.1%
University of Washington Rev., 5.00%, 4/1/2029	1,860	2,310

General Obligation — 2.1%
Chelan County School District No. 228 Cascade, Unlimited Tax Series 2016, GO, 5.00%, 12/1/2027	90	110
City of Edmonds
GO, 5.00%, 12/1/2028	170	217
GO, 5.00%, 12/1/2029	175	226
City of Seattle Series A, GO, 5.00%, 4/1/2020	35	35
Clark County School District No. 114 Evergreen, Unlimited Tax Series 2018, GO, 5.00%, 12/1/2024	15	18
Clark County, Vancouver School District No. 37 GO, 5.00%, 12/1/2027	25	31
Kennewick School District No. 17 Benton County GO, 5.00%, 12/1/2027	50	59
King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	144
Pierce County School District No. 3 GO, 5.00%, 12/1/2019	25	25
State of Washington
Series 2020A, GO, 5.00%, 8/1/2036	13,595	17,173
Series 2018B, GO, 5.00%, 8/1/2042	4,050	4,860
State of Washington, Local Ageny Real and Personal Property Series B, GO, 5.00%, 2/1/2040	20,965	24,104
State of Washington, Motor Vehicle Fuel Tax Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,839
State of Washington, Various Purpose
Series R-2011A, GO, 5.00%, 1/1/2022	7,010	7,303
Series R-2011B, GO, 5.00%, 7/1/2023	7,260	7,423
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,997
Series 2016C, GO, 5.00%, 2/1/2028	30	36
Series C, GO, 5.00%, 2/1/2037	14,430	17,696
Series 2018A, GO, 5.00%, 8/1/2040	10,000	12,071
Tacoma Metropolitan Park District
GO, 5.00%, 12/1/2036	600	736
GO, 5.00%, 12/1/2037	1,750	2,141
Whitman County Reorganized School District No. 300 Colfax GO, 5.00%, 12/1/2032	40	50

		105,294

Hospital — 0.3%
Washington Health Care Facilities Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	780	957
Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,227
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,222
Series A-2, Rev., 5.00%, 8/1/2032	1,000	1,221
Series A-1, Rev., 5.00%, 8/1/2034	1,250	1,517
Series A-2, Rev., 5.00%, 8/1/2034	1,000	1,213
Series A-1, Rev., 5.00%, 8/1/2035	750	907
Series A-2, Rev., 5.00%, 8/1/2035	1,000	1,209
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Rev., 5.00%, 1/1/2021	1,450	1,505
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012B, Rev., 4.00%, 10/1/2021(d)	2,000	2,096
Series B, Rev., 5.00%, 10/1/2021(d)	2,500	2,666

		15,740

Other Revenue — 0.9%
FYI Properties, State of Washington District Project — Green Bonds
Rev., 5.00%, 6/1/2031	5,650	7,014
Rev., 5.00%, 6/1/2032	235	291
Rev., 5.00%, 6/1/2033	5,345	6,590
Rev., 5.00%, 6/1/2034	5,990	7,369
Rev., 5.00%, 6/1/2035	7,200	8,829

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 6/1/2036	4,915	6,012
Rev., 5.00%, 6/1/2037	7,395	9,017

		45,122

Prerefunded — 0.0%(b)
City of Seattle, Municipal Light and Power Improvement Series B, Rev., 5.00%, 2/1/2024(c)	975	981

Transportation — 0.1%
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,590
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,144

		5,734

Utility — 1.2%
Chelan County Public Utility District No.1 Series 1997A, Rev., NATL-RE, 0.00%, 6/1/2022	21,835	21,064
City of Seattle, Municipal Light and Power Improvement
Series B, Rev., 5.00%, 2/1/2024	4,025	4,050
Series A, Rev., 4.00%, 1/1/2048	2,000	2,209
City of Tacoma, Electric System Series 2017, Rev., 5.00%, 1/1/2028	35	43
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2027	20,020	24,514
Energy Northwest, Columbia Generating Station Series A, Rev., 5.00%, 7/1/2034	5,025	6,160
Snohomish County Public Utility District No. 1 Rev., 4.00%, 12/1/2019	20	20

		58,060

Water & Sewer — 0.1%
County of King, Sewer
Series A, Rev., 5.00%, 1/1/2023	1,150	1,284
Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,785

		4,069

Total Washington		238,614

West Virginia — 0.1%
Utility — 0.1%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Series 2009-B, Rev., VRDO, 2.63%, 6/1/2022(d)	6,460	6,624

Wisconsin — 1.4%
Education — 0.0%(b)
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2022	190	204
Rev., 5.00%, 6/15/2024	205	231
Rev., 5.00%, 6/15/2026	225	263
Rev., 5.00%, 6/15/2034	215	254
Rev., 5.00%, 6/15/2039	390	454

		1,406

General Obligation — 0.2%
State of Wisconsin
Series 4, GO, 5.00%, 5/1/2027	5,000	5,881
Series 3, GO, 5.00%, 11/1/2030	4,190	5,180

		11,061

Hospital — 0.3%
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	14,969
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	117

		15,086

Other Revenue — 0.2%
State of Wisconsin Series A, Rev., 5.00%, 5/1/2028	7,200	8,990

Prerefunded — 0.7%
State of Wisconsin
Series A, GO, 5.00%, 5/1/2023(c)	16,050	16,928
Series A, GO, 5.25%, 5/1/2025(c)	13,190	13,948
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio Rev., 5.00%, 6/1/2031(c)	1,225	1,425

		32,301

Total Wisconsin		68,844

Wyoming — 0.5%
Industrial Development Revenue/Pollution Control Revenue — 0.5%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	25,136

TOTAL MUNICIPAL BONDS (Cost $4,596,942)		4,865,611

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(h)(i)(Cost $103,226)	103,226	103,226

Total Investments — 99.8% (Cost $4,700,168)		4,968,837
Other Assets Less Liabilities — 0.2%		10,848

Net Assets — 100.0%		4,979,685

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2019.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(270)	03/2020	USD	(34,931)	80

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$103,226	$4,865,611	$—	$4,968,837

Appreciation in Other Financial Instruments
Futures Contracts(a)	$80	$—	$—	$80

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(a)(b)	$239,447	$1,050,342	$1,186,546	$(17)	$—	$103,226	103,226	$1,054	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.